UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2022
Columbia Large Cap Growth Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2019
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	-2.47	18.57	20.40	17.06
	Including sales charges		-8.07	11.76	18.98	16.37
Advisor Class*		11/08/12	-2.36	18.87	20.69	17.37
Class C	Excluding sales charges	11/18/02	-2.86	17.67	19.49	16.19
	Including sales charges		-3.74	16.67	19.49	16.19
Class E	Excluding sales charges	09/22/06	-2.63	18.22	20.20	16.92
	Including sales charges		-7.01	12.89	19.10	16.38
Institutional Class		12/14/90	-2.36	18.87	20.70	17.36
Institutional 2 Class		03/07/11	-2.36	18.89	20.75	17.46
Institutional 3 Class		07/15/09	-2.33	18.95	20.81	17.53
Class R		09/27/10	-2.60	18.27	20.10	16.77
Class V	Excluding sales charges	12/14/90	-2.48	18.58	20.39	17.05
	Including sales charges		-8.09	11.76	18.98	16.36
Russell 1000 Growth Index			-0.06	17.52	22.28	18.03
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class E shares are shown with and without the maximum sales charge of 4.50%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Large Cap Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Common Stocks	98.8
Money Market Funds	1.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2022)
Communication Services	14.4
Consumer Discretionary	18.9
Consumer Staples	1.5
Financials	1.5
Health Care	11.0
Industrials	6.7
Information Technology	46.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at January 31, 2022)
Information Technology
Application Software	5.0
Data Processing & Outsourced Services	5.2
Electronic Equipment & Instruments	1.3
Electronic Manufacturing Services	1.1
Semiconductor Equipment	1.7
Semiconductors	9.1
Systems Software	13.2
Technology Hardware, Storage & Peripherals	9.4
Total	46.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	975.30	1,020.43	4.86	4.97	0.97
Advisor Class	1,000.00	1,000.00	976.40	1,021.69	3.61	3.69	0.72
Class C	1,000.00	1,000.00	971.40	1,016.62	8.59	8.79	1.72
Class E	1,000.00	1,000.00	973.70	1,019.01	6.25	6.40	1.25
Institutional Class	1,000.00	1,000.00	976.40	1,021.69	3.61	3.69	0.72
Institutional 2 Class	1,000.00	1,000.00	976.40	1,021.79	3.51	3.59	0.70
Institutional 3 Class	1,000.00	1,000.00	976.70	1,022.05	3.26	3.33	0.65
Class R	1,000.00	1,000.00	974.00	1,019.16	6.10	6.24	1.22
Class V	1,000.00	1,000.00	975.20	1,020.43	4.86	4.97	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Large Cap Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 14.2%
Entertainment 1.1%
Electronic Arts, Inc.	449,474	59,627,221
Interactive Media & Services 13.1%
Alphabet, Inc., Class A(a)	59,490	160,984,104
Alphabet, Inc., Class C(a)	87,388	237,168,410
Match Group, Inc.(a)	502,648	56,648,430
Meta Platforms, Inc., Class A(a)	779,568	244,207,472
Total		699,008,416
Total Communication Services		758,635,637
Consumer Discretionary 18.7%
Automobiles 3.4%
Tesla Motors, Inc.(a)	194,553	182,241,686
Internet & Direct Marketing Retail 6.4%
Amazon.com, Inc.(a)	114,948	343,863,494
Multiline Retail 1.3%
Target Corp.	311,512	68,666,590
Specialty Retail 4.5%
Home Depot, Inc. (The)	423,605	155,454,563
TJX Companies, Inc. (The)	1,185,512	85,321,298
Total		240,775,861
Textiles, Apparel & Luxury Goods 3.1%
lululemon athletica, Inc.(a)	176,806	59,010,771
NIKE, Inc., Class B	705,518	104,466,050
Total		163,476,821
Total Consumer Discretionary		999,024,452
Consumer Staples 1.5%
Household Products 1.5%
Procter & Gamble Co. (The)	504,824	80,999,011
Total Consumer Staples		80,999,011
Financials 1.5%
Capital Markets 1.5%
S&P Global, Inc.	190,845	79,242,661
Total Financials		79,242,661
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.9%
Biotechnology 1.4%
BioMarin Pharmaceutical, Inc.(a)	362,675	32,143,886
Vertex Pharmaceuticals, Inc.(a)	175,203	42,583,089
Total		74,726,975
Health Care Equipment & Supplies 1.3%
Stryker Corp.	280,059	69,468,635
Health Care Technology 1.2%
Veeva Systems Inc., Class A(a)	262,171	62,013,928
Life Sciences Tools & Services 3.6%
Agilent Technologies, Inc.	452,464	63,037,285
Danaher Corp.	217,308	62,104,453
IQVIA Holdings, Inc.(a)	270,629	66,277,042
Total		191,418,780
Pharmaceuticals 3.4%
Eli Lilly & Co.	381,999	93,738,735
Horizon Therapeutics PLC(a)	263,886	24,628,480
Johnson & Johnson	373,791	64,400,451
Total		182,767,666
Total Health Care		580,395,984
Industrials 6.6%
Building Products 1.2%
Trane Technologies PLC	379,140	65,629,134
Commercial Services & Supplies 1.3%
Cintas Corp.	179,509	70,283,159
Construction & Engineering 1.1%
MasTec, Inc.(a)	644,867	55,542,395
Electrical Equipment 1.3%
AMETEK, Inc.	496,020	67,840,655
Road & Rail 1.7%
Union Pacific Corp.	378,493	92,560,463
Total Industrials		351,855,806
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 45.4%
Electronic Equipment, Instruments & Components 2.4%
TE Connectivity Ltd.	421,267	60,245,394
Zebra Technologies Corp., Class A(a)	133,116	67,772,018
Total		128,017,412
IT Services 5.1%
PayPal Holdings, Inc.(a)	633,028	108,842,834
Visa, Inc., Class A	724,971	163,966,691
Total		272,809,525
Semiconductors & Semiconductor Equipment 10.6%
Applied Materials, Inc.	648,231	89,572,560
Broadcom, Inc.	191,457	112,170,827
Micron Technology, Inc.	741,802	61,028,050
NVIDIA Corp.	777,468	190,370,814
QUALCOMM, Inc.	659,439	115,902,999
Total		569,045,250
Software 18.0%
Adobe, Inc.(a)	231,861	123,883,332
Bill.com Holdings, Inc.(a)	223,332	42,033,316
Crowdstrike Holdings, Inc., Class A(a)	355,563	64,228,900
Intuit, Inc.	180,077	99,984,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.(b)	1,467,536	456,374,345
Palo Alto Networks, Inc.(a)	157,327	81,400,990
ServiceNow, Inc.(a)	160,607	94,080,369
Total		961,985,405
Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	2,854,510	498,911,258
Total Information Technology		2,430,768,850
Total Common Stocks (Cost $2,607,724,731)		5,280,922,401

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(c),(d)	65,809,226	65,796,064
Total Money Market Funds (Cost $65,801,492)		65,796,064
Total Investments in Securities (Cost: $2,673,526,223)		5,346,718,465
Other Assets & Liabilities, Net		1,566,631
Net Assets		5,348,285,096

At January 31, 2022, securities and/or cash totaling $4,431,465 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	270	03/2022	USD	60,807,375	—	(1,403,156)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	53,826,343	337,876,200	(325,902,015)	(4,464)	65,796,064	(2,555)	25,606	65,809,226
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	758,635,637	—	—	758,635,637
Consumer Discretionary	999,024,452	—	—	999,024,452
Consumer Staples	80,999,011	—	—	80,999,011
Financials	79,242,661	—	—	79,242,661
Health Care	580,395,984	—	—	580,395,984
Industrials	351,855,806	—	—	351,855,806
Information Technology	2,430,768,850	—	—	2,430,768,850
Total Common Stocks	5,280,922,401	—	—	5,280,922,401
Money Market Funds	65,796,064	—	—	65,796,064
Total Investments in Securities	5,346,718,465	—	—	5,346,718,465
Investments in Derivatives
Liability
Futures Contracts	(1,403,156)	—	—	(1,403,156)
Total	5,345,315,309	—	—	5,345,315,309
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,607,724,731)	$5,280,922,401
Affiliated issuers (cost $65,801,492)	65,796,064
Receivable for:
Investments sold	36,030,283
Capital shares sold	1,869,050
Dividends	444,228
Variation margin for futures contracts	1,093,500
Prepaid expenses	46,393
Trustees’ deferred compensation plan	520,505
Other assets	83,055
Total assets	5,386,805,479
Liabilities
Payable for:
Investments purchased	35,434,896
Capital shares purchased	1,938,775
Management services fees	273,954
Distribution and/or service fees	66,336
Transfer agent fees	217,266
Compensation of board members	35,751
Compensation of chief compliance officer	139
Other expenses	32,761
Trustees’ deferred compensation plan	520,505
Total liabilities	38,520,383
Net assets applicable to outstanding capital stock	$5,348,285,096
Represented by
Paid in capital	2,511,322,355
Total distributable earnings (loss)	2,836,962,741
Total - representing net assets applicable to outstanding capital stock	$5,348,285,096
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$2,709,911,111
Shares outstanding	48,255,826
Net asset value per share	$56.16
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$59.59
Advisor Class
Net assets	$30,784,049
Shares outstanding	500,400
Net asset value per share	$61.52
Class C
Net assets	$67,791,938
Shares outstanding	1,620,528
Net asset value per share	$41.83
Class E
Net assets	$18,645,509
Shares outstanding	335,574
Net asset value per share	$55.56
Maximum sales charge	4.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class E shares)	$58.18
Institutional Class
Net assets	$1,300,310,186
Shares outstanding	21,787,669
Net asset value per share	$59.68
Institutional 2 Class
Net assets	$102,220,610
Shares outstanding	1,709,285
Net asset value per share	$59.80
Institutional 3 Class
Net assets	$818,859,398
Shares outstanding	13,626,585
Net asset value per share	$60.09
Class R
Net assets	$9,485,968
Shares outstanding	172,236
Net asset value per share	$55.08
Class V
Net assets	$290,276,327
Shares outstanding	5,236,209
Net asset value per share	$55.44
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$58.82
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$30,182,257
Dividends — affiliated issuers	25,606
Foreign taxes withheld	(26,239)
Total income	30,181,624
Expenses:
Management services fees	18,432,012
Distribution and/or service fees
Class A	3,687,765
Class C	399,632
Class E	35,910
Class R	26,449
Class V	393,863
Transfer agent fees
Class A	1,082,165
Advisor Class	11,946
Class C	29,309
Class E	25,872
Institutional Class	512,842
Institutional 2 Class	31,257
Institutional 3 Class	22,710
Class R	3,880
Class V	115,579
Compensation of board members	42,309
Custodian fees	14,882
Printing and postage fees	73,037
Registration fees	103,531
Audit fees	14,993
Legal fees	32,616
Interest on collateral	661
Compensation of chief compliance officer	729
Other	37,399
Total expenses	25,131,348
Expense reduction	(9,062)
Total net expenses	25,122,286
Net investment income	5,059,338
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	319,339,074
Investments — affiliated issuers	(2,555)
Futures contracts	4,459,527
Net realized gain	323,796,046
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(451,964,213)
Investments — affiliated issuers	(4,464)
Futures contracts	(2,500,660)
Net change in unrealized appreciation (depreciation)	(454,469,337)
Net realized and unrealized loss	(130,673,291)
Net decrease in net assets resulting from operations	$(125,613,953)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income (loss)	$5,059,338	$(5,476,420)
Net realized gain	323,796,046	566,809,565
Net change in unrealized appreciation (depreciation)	(454,469,337)	1,069,452,837
Net increase (decrease) in net assets resulting from operations	(125,613,953)	1,630,785,982
Distributions to shareholders
Net investment income and net realized gains
Class A	(244,133,178)	(286,697,027)
Advisor Class	(2,720,087)	(1,594,971)
Class C	(7,868,155)	(13,498,493)
Class E	(1,646,962)	(2,128,937)
Institutional Class	(112,673,596)	(131,489,967)
Institutional 2 Class	(8,905,905)	(2,328,003)
Institutional 3 Class	(69,227,245)	(63,006,305)
Class R	(875,965)	(1,425,169)
Class V	(26,358,603)	(30,981,331)
Total distributions to shareholders	(474,409,696)	(533,150,203)
Increase in net assets from capital stock activity	259,125,217	365,711,826
Total increase (decrease) in net assets	(340,898,432)	1,463,347,605
Net assets at beginning of period	5,689,183,528	4,225,835,923
Net assets at end of period	$5,348,285,096	$5,689,183,528
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	662,431	40,942,898	1,692,261	92,180,209
Distributions reinvested	3,855,701	235,930,339	5,459,391	276,791,144
Redemptions	(2,551,075)	(158,224,525)	(5,058,719)	(274,713,720)
Net increase	1,967,057	118,648,712	2,092,933	94,257,633
Advisor Class
Subscriptions	220,206	15,158,618	119,324	7,179,335
Distributions reinvested	37,295	2,498,765	24,561	1,353,575
Redemptions	(61,414)	(4,076,179)	(57,075)	(3,289,468)
Net increase	196,087	13,581,204	86,810	5,243,442
Class C
Subscriptions	114,418	5,345,472	232,886	9,800,732
Distributions reinvested	168,255	7,677,476	339,260	13,163,270
Redemptions	(370,160)	(17,129,574)	(1,003,644)	(42,194,435)
Net decrease	(87,487)	(4,106,626)	(431,498)	(19,230,433)
Class E
Subscriptions	451	27,392	230	10,962
Distributions reinvested	27,191	1,646,962	42,367	2,128,937
Redemptions	(20,781)	(1,294,703)	(54,829)	(2,953,716)
Net increase (decrease)	6,861	379,651	(12,232)	(813,817)
Institutional Class
Subscriptions	778,434	51,095,695	1,241,974	71,615,653
Distributions reinvested	1,613,177	104,856,520	2,277,626	122,057,961
Redemptions	(1,114,525)	(72,988,482)	(2,869,901)	(163,390,306)
Net increase	1,277,086	82,963,733	649,699	30,283,308
Institutional 2 Class
Subscriptions	149,239	9,878,025	1,359,264	87,695,216
Distributions reinvested	136,672	8,901,412	43,360	2,328,003
Redemptions	(202,843)	(13,248,075)	(110,786)	(6,394,925)
Net increase	83,068	5,531,362	1,291,838	83,628,294
Institutional 3 Class
Subscriptions	923,801	58,234,110	6,124,493	331,787,174
Distributions reinvested	754,572	49,379,219	679,477	36,637,408
Redemptions	(1,193,015)	(80,266,916)	(3,441,935)	(200,663,745)
Net increase	485,358	27,346,413	3,362,035	167,760,837
Class R
Subscriptions	20,863	1,278,279	71,838	3,791,386
Distributions reinvested	13,640	818,807	21,288	1,060,751
Redemptions	(28,913)	(1,710,276)	(163,052)	(8,872,547)
Net increase (decrease)	5,590	386,810	(69,926)	(4,020,410)
Class V
Subscriptions	95,481	5,776,482	144,581	7,309,544
Distributions reinvested	325,429	19,655,902	457,788	22,935,181
Redemptions	(179,862)	(11,038,426)	(404,125)	(21,641,753)
Net increase	241,048	14,393,958	198,244	8,602,972
Total net increase	4,174,668	259,125,217	7,167,903	365,711,826
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$62.66	0.02	(1.12)	(1.10)	—	(5.40)	(5.40)
Year Ended 7/31/2021	$50.90	(0.11)	18.52	18.41	(0.07)	(6.58)	(6.65)
Year Ended 7/31/2020	$43.43	(0.01)	11.15	11.14	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.86	(0.04)	2.98	2.94	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.81	(0.05)	6.62	6.57	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.82	0.06	6.47	6.53	(0.08)	(0.46)	(0.54)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$68.22	0.11	(1.26)	(1.15)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$54.87	0.02	20.10	20.12	(0.19)	(6.58)	(6.77)
Year Ended 7/31/2020	$46.43	0.10	12.01	12.11	—	(3.67)	(3.67)
Year Ended 7/31/2019	$46.53	0.07	3.20	3.27	—	(3.37)	(3.37)
Year Ended 7/31/2018	$42.06	0.05	7.00	7.05	(0.06)	(2.52)	(2.58)
Year Ended 7/31/2017	$35.69	0.15	6.84	6.99	(0.16)	(0.46)	(0.62)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$47.73	(0.16)	(0.80)	(0.96)	—	(4.94)	(4.94)
Year Ended 7/31/2021	$40.39	(0.39)	14.31	13.92	—	(6.58)	(6.58)
Year Ended 7/31/2020	$35.43	(0.27)	8.90	8.63	—	(3.67)	(3.67)
Year Ended 7/31/2019	$36.70	(0.29)	2.39	2.10	—	(3.37)	(3.37)
Year Ended 7/31/2018	$33.95	(0.30)	5.57	5.27	—	(2.52)	(2.52)
Year Ended 7/31/2017	$29.06	(0.18)	5.53	5.35	—	(0.46)	(0.46)
Class E
Six Months Ended 1/31/2022 (Unaudited)	$61.99	(0.06)	(1.14)	(1.20)	—	(5.23)	(5.23)
Year Ended 7/31/2021	$50.50	(0.26)	18.35	18.09	(0.02)	(6.58)	(6.60)
Year Ended 7/31/2020	$43.15	(0.06)	11.08	11.02	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.65	(0.08)	2.95	2.87	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.67	(0.10)	6.60	6.50	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.70	0.02	6.45	6.47	(0.04)	(0.46)	(0.50)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$66.34	0.11	(1.22)	(1.11)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$53.52	0.03	19.56	19.59	(0.19)	(6.58)	(6.77)
Year Ended 7/31/2020	$45.38	0.10	11.71	11.81	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.56	0.06	3.13	3.19	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.23	0.06	6.86	6.92	(0.07)	(2.52)	(2.59)
Year Ended 7/31/2017	$35.00	0.15	6.70	6.85	(0.16)	(0.46)	(0.62)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$56.16	(2.47%)	0.97%(c),(d)	0.97%(c),(d),(e)	0.07%(c)	24%	$2,709,911
Year Ended 7/31/2021	$62.66	39.24%	0.99%(d)	0.99%(d),(e)	(0.21%)	52%	$2,900,684
Year Ended 7/31/2020	$50.90	27.48%	1.02%	1.02%(e)	(0.03%)	46%	$2,249,478
Year Ended 7/31/2019	$43.43	7.84%	1.04%	1.04%	(0.10%)	35%	$1,932,367
Year Ended 7/31/2018	$43.86	17.26%	1.05%	1.05%(e)	(0.13%)	32%	$1,976,097
Year Ended 7/31/2017	$39.81	19.61%	1.09%	1.09%(e)	0.16%	29%	$1,835,075
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$61.52	(2.36%)	0.72%(c),(d)	0.72%(c),(d),(e)	0.33%(c)	24%	$30,784
Year Ended 7/31/2021	$68.22	39.60%	0.74%(d)	0.74%(d),(e)	0.03%	52%	$20,760
Year Ended 7/31/2020	$54.87	27.81%	0.77%	0.77%(e)	0.21%	46%	$11,934
Year Ended 7/31/2019	$46.43	8.11%	0.79%	0.79%	0.15%	35%	$12,088
Year Ended 7/31/2018	$46.53	17.52%	0.80%	0.80%(e)	0.12%	32%	$14,629
Year Ended 7/31/2017	$42.06	19.92%	0.84%	0.84%(e)	0.40%	29%	$11,552
Class C
Six Months Ended 1/31/2022 (Unaudited)	$41.83	(2.86%)	1.72%(c),(d)	1.72%(c),(d),(e)	(0.67%)(c)	24%	$67,792
Year Ended 7/31/2021	$47.73	38.22%	1.74%(d)	1.74%(d),(e)	(0.93%)	52%	$81,519
Year Ended 7/31/2020	$40.39	26.54%	1.77%	1.77%(e)	(0.78%)	46%	$86,411
Year Ended 7/31/2019	$35.43	7.03%	1.79%	1.79%	(0.86%)	35%	$78,293
Year Ended 7/31/2018	$36.70	16.37%	1.80%	1.80%(e)	(0.87%)	32%	$75,872
Year Ended 7/31/2017	$33.95	18.72%	1.84%	1.84%(e)	(0.58%)	29%	$101,600
Class E
Six Months Ended 1/31/2022 (Unaudited)	$55.56	(2.63%)	1.25%(c),(d)	1.25%(c),(d),(e)	(0.21%)(c)	24%	$18,646
Year Ended 7/31/2021	$61.99	38.87%	1.27%(d)	1.26%(d),(e)	(0.48%)	52%	$20,376
Year Ended 7/31/2020	$50.50	27.37%	1.12%	1.12%(e)	(0.13%)	46%	$17,216
Year Ended 7/31/2019	$43.15	7.71%	1.14%	1.14%	(0.20%)	35%	$15,875
Year Ended 7/31/2018	$43.65	17.14%	1.15%	1.15%(e)	(0.23%)	32%	$16,877
Year Ended 7/31/2017	$39.67	19.50%	1.19%	1.19%(e)	0.06%	29%	$16,478
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$59.68	(2.36%)	0.72%(c),(d)	0.72%(c),(d),(e)	0.32%(c)	24%	$1,300,310
Year Ended 7/31/2021	$66.34	39.61%	0.74%(d)	0.74%(d),(e)	0.04%	52%	$1,360,640
Year Ended 7/31/2020	$53.52	27.79%	0.77%	0.77%(e)	0.22%	46%	$1,062,936
Year Ended 7/31/2019	$45.38	8.11%	0.79%	0.79%	0.15%	35%	$975,664
Year Ended 7/31/2018	$45.56	17.54%	0.80%	0.80%(e)	0.13%	32%	$996,845
Year Ended 7/31/2017	$41.23	19.92%	0.84%	0.84%(e)	0.40%	29%	$1,132,702
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2022	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$66.47	0.11	(1.22)	(1.11)	—	(5.56)	(5.56)
Year Ended 7/31/2021	$53.62	(0.00)(f)	19.64	19.64	(0.21)	(6.58)	(6.79)
Year Ended 7/31/2020	$45.44	0.12	11.73	11.85	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.59	0.09	3.13	3.22	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.25	0.08	6.87	6.95	(0.09)	(2.52)	(2.61)
Year Ended 7/31/2017	$35.02	0.18	6.70	6.88	(0.19)	(0.46)	(0.65)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$66.78	0.13	(1.23)	(1.10)	—	(5.59)	(5.59)
Year Ended 7/31/2021	$53.84	0.05	19.70	19.75	(0.23)	(6.58)	(6.81)
Year Ended 7/31/2020	$45.59	0.14	11.78	11.92	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.70	0.11	3.15	3.26	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.35	0.09	6.88	6.97	(0.10)	(2.52)	(2.62)
Year Ended 7/31/2017	$35.10	0.16	6.76	6.92	(0.21)	(0.46)	(0.67)
Class R
Six Months Ended 1/31/2022 (Unaudited)	$61.49	(0.05)	(1.11)	(1.16)	—	(5.25)	(5.25)
Year Ended 7/31/2021	$50.11	(0.23)	18.19	17.96	—	(6.58)	(6.58)
Year Ended 7/31/2020	$42.92	(0.12)	10.98	10.86	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.49	(0.14)	2.94	2.80	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.59	(0.14)	6.56	6.42	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.65	(0.04)	6.44	6.40	—	(0.46)	(0.46)
Class V
Six Months Ended 1/31/2022 (Unaudited)	$61.93	0.02	(1.11)	(1.09)	—	(5.40)	(5.40)
Year Ended 7/31/2021	$50.37	(0.11)	18.32	18.21	(0.07)	(6.58)	(6.65)
Year Ended 7/31/2020	$43.01	(0.01)	11.04	11.03	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.47	(0.04)	2.95	2.91	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.48	(0.05)	6.56	6.51	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.55	0.06	6.41	6.47	(0.08)	(0.46)	(0.54)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$59.80	(2.36%)	0.70%(c),(d)	0.70%(c),(d)	0.33%(c)	24%	$102,221
Year Ended 7/31/2021	$66.47	39.63%	0.72%(d)	0.72%(d)	(0.00%)(f)	52%	$108,093
Year Ended 7/31/2020	$53.62	27.84%	0.73%	0.73%	0.26%	46%	$17,929
Year Ended 7/31/2019	$45.44	8.17%	0.74%	0.74%	0.20%	35%	$13,783
Year Ended 7/31/2018	$45.59	17.63%	0.73%	0.73%	0.19%	32%	$12,715
Year Ended 7/31/2017	$41.25	20.02%	0.74%	0.74%	0.49%	29%	$25,954
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$60.09	(2.33%)	0.65%(c),(d)	0.65%(c),(d)	0.39%(c)	24%	$818,859
Year Ended 7/31/2021	$66.78	39.70%	0.66%(d)	0.66%(d)	0.09%	52%	$877,535
Year Ended 7/31/2020	$53.84	27.91%	0.68%	0.68%	0.31%	46%	$526,471
Year Ended 7/31/2019	$45.59	8.24%	0.69%	0.69%	0.26%	35%	$394,049
Year Ended 7/31/2018	$45.70	17.65%	0.69%	0.69%	0.20%	32%	$428,819
Year Ended 7/31/2017	$41.35	20.09%	0.69%	0.69%	0.41%	29%	$184,471
Class R
Six Months Ended 1/31/2022 (Unaudited)	$55.08	(2.60%)	1.22%(c),(d)	1.22%(c),(d),(e)	(0.18%)(c)	24%	$9,486
Year Ended 7/31/2021	$61.49	38.92%	1.24%(d)	1.24%(d),(e)	(0.44%)	52%	$10,247
Year Ended 7/31/2020	$50.11	27.14%	1.27%	1.27%(e)	(0.28%)	46%	$11,856
Year Ended 7/31/2019	$42.92	7.57%	1.29%	1.29%	(0.35%)	35%	$13,233
Year Ended 7/31/2018	$43.49	16.96%	1.30%	1.30%(e)	(0.35%)	32%	$15,911
Year Ended 7/31/2017	$39.59	19.29%	1.34%	1.34%(e)	(0.10%)	29%	$29,781
Class V
Six Months Ended 1/31/2022 (Unaudited)	$55.44	(2.48%)	0.97%(c),(d)	0.97%(c),(d),(e)	0.07%(c)	24%	$290,276
Year Ended 7/31/2021	$61.93	39.26%	0.99%(d)	0.99%(d),(e)	(0.21%)	52%	$309,330
Year Ended 7/31/2020	$50.37	27.49%	1.02%	1.02%(e)	(0.03%)	46%	$241,606
Year Ended 7/31/2019	$43.01	7.84%	1.04%	1.04%	(0.11%)	35%	$205,528
Year Ended 7/31/2018	$43.47	17.25%	1.05%	1.05%(e)	(0.13%)	32%	$208,329
Year Ended 7/31/2017	$39.48	19.59%	1.09%	1.09%(e)	0.16%	29%	$194,803
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2022	17

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date and are closed to new investors and new accounts. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
18	Columbia Large Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a
Columbia Large Cap Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
20	Columbia Large Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,403,156*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,459,527

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,500,660)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	62,467,763

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Large Cap Growth Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
22	Columbia Large Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.64% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Large Cap Growth Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Class E	0.25
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.07
Class V	0.07
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty).
The lease and the Guaranty expired on January 31, 2019 and the formal dissolution of SDC is being undertaken. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2022 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $43,170, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $9,062.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class E shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.10% and 0.50% of the average daily net assets attributable to Class A, Class C, Class E and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
24	Columbia Large Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	493,096
Class C	—	1.00(b)	2,429
Class E	4.50	1.00(b)	112
Class V	5.75	0.50 - 1.00(a)	3,426

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	1.10%	1.10%
Advisor Class	0.85	0.85
Class C	1.85	1.85
Class E	1.36	1.40
Institutional Class	0.85	0.85
Institutional 2 Class	0.83	0.83
Institutional 3 Class	0.79	0.78
Class R	1.35	1.35
Class V	1.10	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Large Cap Growth Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,673,526,000	2,771,305,000	(99,516,000)	2,671,789,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,355,293,932 and $1,578,359,289, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a
26	Columbia Large Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in
Columbia Large Cap Growth Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2022, affiliated shareholders of record owned 44.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Large Cap Growth Fund | Semiannual Report 2022

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Columbia Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR174_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Oregon Intermediate Municipal Bond Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Oregon Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Oregon Intermediate Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-2.78	-2.21	2.32	1.99
	Including sales charges		-5.67	-5.11	1.70	1.68
Advisor Class*		03/19/13	-2.65	-1.96	2.59	2.25
Class C	Excluding sales charges	10/13/03	-3.00	-2.65	1.86	1.55
	Including sales charges		-3.96	-3.61	1.86	1.55
Institutional Class		07/02/84	-2.65	-1.96	2.57	2.25
Institutional 2 Class*		11/08/12	-2.64	-1.94	2.61	2.28
Institutional 3 Class*		03/01/17	-2.69	-1.96	2.64	2.28
Bloomberg 3-15 Year Blend Municipal Bond Index			-3.08	-2.22	3.09	2.81
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Effective August 24, 2021, the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index was re-branded as the Bloomberg 3–15 Year Blend Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2022)
AAA rating	5.4
AA rating	66.4
A rating	20.3
BBB rating	1.9
BB rating	0.9
Not rated	5.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	972.20	1,021.24	4.05	4.15	0.81
Advisor Class	1,000.00	1,000.00	973.50	1,022.50	2.80	2.87	0.56
Class C	1,000.00	1,000.00	970.00	1,018.96	6.29	6.45	1.26
Institutional Class	1,000.00	1,000.00	973.50	1,022.50	2.80	2.87	0.56
Institutional 2 Class	1,000.00	1,000.00	973.60	1,022.66	2.65	2.72	0.53
Institutional 3 Class	1,000.00	1,000.00	973.10	1,022.91	2.40	2.46	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.120%	600,000	600,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.120%	2,000,000	2,000,000
Total			2,600,000
Total Floating Rate Notes (Cost $2,600,000)			2,600,000

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.2%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,390,215
07/01/2031	5.000%	1,750,000	1,960,129
07/01/2032	5.000%	2,000,000	2,238,725
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	6,746,968
Port of Portland Airport
Revenue Bonds
Passenger Facilities Charge
Series 2011
07/01/2031	5.500%	3,000,000	3,049,322
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	2,024,836
07/01/2036	5.000%	650,000	782,214
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,674,616
Total			21,867,025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	209,584
06/15/2035	5.500%	540,000	579,530
Total			789,114
Higher Education 1.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	607,025
05/01/2036	5.000%	1,500,000	1,650,305
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	266,367
03/01/2025	5.000%	200,000	218,212
City of Forest Grove(e)
Refunding Revenue Bonds
Pacific University
Series 2022
05/01/2037	4.000%	635,000	704,879
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	574,520
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	279,238
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	553,891
04/01/2031	5.000%	530,000	586,853
Total			5,441,290
Hospital 11.4%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2026	5.000%	1,200,000	1,225,575
08/01/2027	5.000%	1,260,000	1,286,726
08/01/2031	5.000%	2,860,000	2,919,507
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	512,574
Series 2016
09/01/2028	5.000%	265,000	302,981
09/01/2030	5.000%	830,000	941,125
09/01/2031	5.000%	500,000	565,770
09/01/2032	5.000%	270,000	305,137
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,477,520
08/15/2039	4.000%	1,100,000	1,243,648
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	8,614,015
Series 2019A
07/01/2032	5.000%	5,175,000	6,409,539
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,264,885
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,822,943
06/01/2034	5.000%	3,185,000	3,618,792
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,734,337
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,135,883
05/15/2030	5.000%	1,000,000	1,134,996
05/15/2031	5.000%	1,025,000	1,162,463
Series 2019
05/15/2037	5.000%	2,305,000	2,797,736
Total			40,476,152
Local General Obligation 31.6%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	601,348
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,085,885
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,650,558
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	612,772
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	602,236
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,199,198
Series 2015
06/15/2026	4.000%	1,745,000	1,905,730
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,896,241
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,876,466
06/01/2027	5.000%	1,715,000	1,916,512
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,167,589
Limited General Obligation Refunding Bonds
Series 2021A
06/01/2029	5.000%	2,000,000	2,477,457
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,061,030
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	743,534
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,239,297

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	678,409
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	334,111
06/15/2029	5.000%	435,000	538,929
Clackamas Community College District(f)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	889,446
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,841,038
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,115,806
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,228,754
Clatsop County School District No. 30 Warrenton-Hammond(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	647,958
Columbia County School District No. 502(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	223,883
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	601,997
06/15/2035	5.000%	1,000,000	1,202,692
County of Clackamas
Unlimited General Obligation Refunding Bonds
Series 2020
06/01/2030	4.000%	1,030,000	1,220,431
06/01/2031	4.000%	1,060,000	1,246,776
Deschutes & Jefferson Counties School District No. 2J Redmond(g)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,331,459
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	765,678
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2028	5.000%	335,000	406,554
06/15/2033	4.000%	380,000	448,768
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,942,681
Series 2020
06/15/2029	5.000%	550,000	680,541
06/15/2038	4.000%	2,500,000	2,907,423
Jackson County School District No. 4(g)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	713,099
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,675,977
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,075,670
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,313,853
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,015,576
Series 2020A
06/15/2033	4.000%	1,000,000	1,169,881
06/15/2037	4.000%	2,000,000	2,313,492
Lane County School District No. 1 Pleasant Hill(g)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,536,707
Lane County School District No. 19 Springfield(g)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,892,574

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,234,175
06/15/2028	0.000%	1,480,000	1,311,718
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,179,333
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,205,271
06/15/2033	5.000%	240,000	289,161
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(g)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,809,292
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,543,092
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	2,680,000	3,320,297
Multnomah County School District No. 7 Reynolds(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,064,943
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	810,179
02/01/2028	4.000%	1,000,000	1,077,785
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,150,433
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,427,488
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,139,194
Series 2020B
06/15/2034	5.000%	2,000,000	2,518,798
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Multnomah Counties School District No. 48J Beaverton
Unlimited General Obligation Bonds
Convertible
Series 2017D
06/15/2025	5.000%	2,860,000	3,217,586
Washington Clackamas & Yamhill Counties School District No. 88J(g)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,139,028
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,314,639
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,809,777
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Bonds
Series 2021B
06/15/2028	4.000%	2,000,000	2,304,715
06/15/2029	4.000%	2,000,000	2,331,522
Total			112,194,442
Multi-Family 1.2%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Project
Series 2013A
10/01/2022	4.000%	875,000	887,922
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	400,000	410,438
10/01/2036	5.000%	1,000,000	1,051,669
State of Oregon Housing & Community Services Department
Revenue Bonds
Susan Emmons Apartment Project (The)
Series 2021 (HUD) (Mandatory Put 12/01/23)
06/01/2024	0.380%	2,000,000	1,974,151
Total			4,324,180
Municipal Power 2.0%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	395,160
12/01/2034	5.000%	400,000	450,975
12/01/2035	5.000%	410,000	461,923
12/01/2036	5.000%	440,000	495,023

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	627,161
08/01/2030	5.000%	420,000	496,266
08/01/2031	5.000%	450,000	529,636
08/01/2032	5.000%	250,000	293,810
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,678,141
12/01/2036	5.000%	1,545,000	1,766,502
Total			7,194,597
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/23)
12/01/2040	2.400%	2,000,000	2,040,359
Warm Springs Reservation Confederated Tribe(d),(h)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	703,315
Total			2,743,674
Pool / Bond Bank 0.6%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	967,256
01/01/2029	5.000%	1,120,000	1,271,751
Total			2,239,007
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,415,131
12/01/2035	4.000%	1,290,000	1,458,964
Total			2,874,095
Refunded / Escrowed 12.8%
Central Oregon Community College
Prerefunded 06/01/24 Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	545,022
City of Forest Grove
Prerefunded 05/01/22 Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,011,579
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Madras
Prerefunded 02/15/23 Unlimited General Obligation Bonds
Series 2013
02/15/2024	4.000%	445,000	455,472
02/15/2027	4.500%	500,000	519,506
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A Escrowed to Maturity
03/01/2022	5.000%	4,620,000	4,636,911
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,639,144
Jefferson County School District No. 509J
Prerefunded 06/15/23 Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,214,183
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	546,302
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,251,070
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,080,344
06/01/2034	5.000%	780,000	850,234
Port of Morrow
Prerefunded 06/01/23 Limited General Obligation Bonds
Series 2016
12/01/2027	5.000%	615,000	648,998
12/01/2028	5.000%	645,000	680,656
12/01/2029	5.000%	340,000	358,795
12/01/2030	5.000%	335,000	353,519
12/01/2031	5.000%	375,000	395,730
12/01/2036	5.000%	1,160,000	1,224,126
Puerto Rico Public Finance Corp.(h)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,990,633
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,121,980
09/01/2032	4.000%	1,250,000	1,402,476

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,860,346
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	657,881
09/01/2035	5.000%	800,000	956,917
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,212,967
06/15/2031	5.000%	2,890,000	3,158,084
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,094,342
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/22 Unlimited General Obligation Bonds
Series 2012B
06/15/2023	4.000%	4,090,000	4,144,552
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,371,050
Total			45,382,819
Retirement Communities 3.3%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project - TEMPS-50
Series 2020
11/15/2025	2.750%	1,000,000	1,000,569
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	234,429
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,244,383
Terwilliger Plaza, Inc.
Series 2012
12/01/2022	5.000%	255,000	261,969
Series 2016
12/01/2030	5.000%	325,000	358,319
12/01/2036	5.000%	900,000	981,193
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	642,039
10/01/2023	5.000%	645,000	684,793
10/01/2024	5.000%	455,000	482,109
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	625,388
05/15/2038	5.000%	500,000	560,132
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2036	5.000%	1,220,000	1,415,090
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	365,000	386,507
Total			11,876,920
Single Family 2.3%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,795,000	1,829,119
Series 2020A
07/01/2028	1.700%	1,090,000	1,061,533
01/01/2029	1.750%	1,055,000	1,022,541
Series 2020C
07/01/2035	2.000%	2,000,000	1,897,127
Single-Family Mortgage Program
Series 2021A
01/01/2027	0.800%	895,000	859,760
07/01/2027	0.950%	1,015,000	974,045
01/01/2029	1.200%	250,000	237,573
01/01/2030	1.450%	375,000	356,174
Total			8,237,872
Special Non Property Tax 6.9%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	512,027
06/15/2031	5.000%	725,000	850,519
06/15/2032	5.000%	780,000	913,727

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,893,265
Series 2015D
04/01/2027	5.000%	2,500,000	2,788,194
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,218,165
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,693,154
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,173,289
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,486,519
Revenue Bonds
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	6,123,904
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,855,462
Total			24,508,225
Special Property Tax 1.4%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	1,950,000	1,958,129
City of Portland
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,584,072
06/15/2027	5.000%	1,370,000	1,372,316
Total			4,914,517
State General Obligation 5.5%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	552,838
12/01/2031	2.000%	450,000	444,484
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,444,087
Series 2021
05/01/2031	5.000%	1,550,000	1,990,946
Series 2021K
11/01/2029	5.000%	1,275,000	1,596,872
Series 2015F
05/01/2030	5.000%	5,565,000	6,219,555
Series 2019
06/01/2038	5.000%	3,000,000	3,671,274
Series 2019G
08/01/2033	5.000%	1,320,000	1,630,161
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	866,753
Series 2016A
08/01/2031	3.500%	500,000	534,852
08/01/2032	3.500%	500,000	533,254
Total			19,485,076
Transportation 3.2%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,430,921
10/01/2027	5.000%	1,485,000	1,756,598
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	8,094,891
Total			11,282,410
Water & Sewer 6.8%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,261,784
08/01/2023	4.000%	1,290,000	1,348,998
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,347,801
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,728,755

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	549,930
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,119,794
Subordinated Series 2021B
05/01/2028	5.000%	1,000,000	1,210,419
05/01/2029	5.000%	1,000,000	1,235,830
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,864,259
Series 2014A
05/01/2028	4.000%	3,390,000	3,594,569
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	217,328
04/01/2026	4.000%	250,000	276,956
04/01/2027	4.000%	270,000	303,991
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	222,577
11/01/2033	5.000%	265,000	294,736
11/01/2034	5.000%	250,000	277,801
11/01/2035	5.000%	225,000	249,718
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2036	5.000%	200,000	221,703
Total			24,326,949
Total Municipal Bonds (Cost $339,748,994)			350,158,364

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	214,479	214,457
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	354,682	354,682
Total Money Market Funds (Cost $569,161)		569,139
Total Investments in Securities (Cost: $342,918,155)		353,327,503
Other Assets & Liabilities, Net		1,987,334
Net Assets		355,314,837

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $2,954,536, which represents 0.83% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $6,693,948, which represents 1.88% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,600,000	—	2,600,000
Municipal Bonds	—	350,158,364	—	350,158,364
Money Market Funds	569,139	—	—	569,139
Total Investments in Securities	569,139	352,758,364	—	353,327,503
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $342,918,155)	$353,327,503
Cash	2,792
Receivable for:
Capital shares sold	565,645
Interest	2,970,400
Expense reimbursement due from Investment Manager	760
Prepaid expenses	4,548
Trustees’ deferred compensation plan	133,751
Other assets	102
Total assets	357,005,501
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	708,755
Capital shares purchased	172,577
Distributions to shareholders	610,596
Management services fees	13,677
Distribution and/or service fees	1,139
Transfer agent fees	24,485
Compensation of board members	10,326
Compensation of chief compliance officer	12
Other expenses	15,346
Trustees’ deferred compensation plan	133,751
Total liabilities	1,690,664
Net assets applicable to outstanding capital stock	$355,314,837
Represented by
Paid in capital	344,574,820
Total distributable earnings (loss)	10,740,017
Total - representing net assets applicable to outstanding capital stock	$355,314,837
Class A
Net assets	$43,757,847
Shares outstanding	3,575,514
Net asset value per share	$12.24
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.62
Advisor Class
Net assets	$2,870,971
Shares outstanding	234,529
Net asset value per share	$12.24
Class C
Net assets	$4,194,224
Shares outstanding	342,714
Net asset value per share	$12.24
Institutional Class
Net assets	$259,146,848
Shares outstanding	21,175,444
Net asset value per share	$12.24
Institutional 2 Class
Net assets	$32,653,169
Shares outstanding	2,672,505
Net asset value per share	$12.22
Institutional 3 Class
Net assets	$12,691,778
Shares outstanding	1,035,757
Net asset value per share	$12.25
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	15

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$638
Interest	4,680,133
Total income	4,680,771
Expenses:
Management services fees	864,161
Distribution and/or service fees
Class A	56,366
Class C	20,843
Transfer agent fees
Class A	20,335
Advisor Class	1,599
Class C	2,077
Institutional Class	121,369
Institutional 2 Class	9,328
Institutional 3 Class	372
Compensation of board members	10,821
Custodian fees	1,174
Printing and postage fees	6,488
Registration fees	7,098
Audit fees	14,993
Legal fees	6,991
Compensation of chief compliance officer	47
Other	6,465
Total expenses	1,150,527
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(51,188)
Fees waived by distributor
Class C	(4,698)
Expense reduction	(380)
Total net expenses	1,094,261
Net investment income	3,586,510
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,710)
Net realized loss	(5,710)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(13,358,204)
Net change in unrealized appreciation (depreciation)	(13,358,204)
Net realized and unrealized loss	(13,363,914)
Net decrease in net assets resulting from operations	$(9,777,404)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$3,586,510	$7,210,942
Net realized gain (loss)	(5,710)	25,280
Net change in unrealized appreciation (depreciation)	(13,358,204)	(1,567,752)
Net increase (decrease) in net assets resulting from operations	(9,777,404)	5,668,470
Distributions to shareholders
Net investment income and net realized gains
Class A	(387,466)	(925,372)
Advisor Class	(34,828)	(62,877)
Class C	(29,209)	(93,304)
Institutional Class	(2,646,719)	(6,162,182)
Institutional 2 Class	(336,996)	(723,876)
Institutional 3 Class	(132,327)	(213,859)
Total distributions to shareholders	(3,567,545)	(8,181,470)
Increase in net assets from capital stock activity	6,036,785	11,747,514
Total increase (decrease) in net assets	(7,308,164)	9,234,514
Net assets at beginning of period	362,623,001	353,388,487
Net assets at end of period	$355,314,837	$362,623,001
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	360,865	4,529,042	715,810	9,089,451
Distributions reinvested	29,546	369,548	70,270	890,456
Redemptions	(327,421)	(4,110,639)	(859,891)	(10,921,882)
Net increase (decrease)	62,990	787,951	(73,811)	(941,975)
Advisor Class
Subscriptions	44,287	557,327	71,018	900,785
Distributions reinvested	2,785	34,828	4,962	62,877
Redemptions	(67,473)	(832,268)	(9,880)	(124,988)
Net increase (decrease)	(20,401)	(240,113)	66,100	838,674
Class C
Subscriptions	22,938	288,543	44,033	557,658
Distributions reinvested	2,285	28,580	7,229	91,633
Redemptions	(66,204)	(830,686)	(194,527)	(2,471,232)
Net decrease	(40,981)	(513,563)	(143,265)	(1,821,941)
Institutional Class
Subscriptions	1,153,182	14,482,760	1,580,881	20,062,241
Distributions reinvested	162,488	2,032,311	375,671	4,760,339
Redemptions	(1,110,292)	(13,935,786)	(1,874,015)	(23,759,540)
Net increase	205,378	2,579,285	82,537	1,063,040
Institutional 2 Class
Subscriptions	291,165	3,647,914	1,164,410	14,768,697
Distributions reinvested	26,988	336,996	57,227	723,871
Redemptions	(277,367)	(3,479,665)	(413,551)	(5,232,171)
Net increase	40,786	505,245	808,086	10,260,397
Institutional 3 Class
Subscriptions	313,335	3,960,180	228,471	2,901,112
Distributions reinvested	5,847	73,217	10,744	136,339
Redemptions	(88,836)	(1,115,417)	(54,214)	(688,132)
Net increase	230,346	2,917,980	185,001	2,349,319
Total net increase	478,118	6,036,785	924,648	11,747,514
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$12.70	0.11	(0.46)	(0.35)	(0.11)	—	(0.11)
Year Ended 7/31/2021	$12.79	0.23	(0.06)	0.17	(0.23)	(0.03)	(0.26)
Year Ended 7/31/2020	$12.52	0.27	0.29	0.56	(0.27)	(0.02)	(0.29)
Year Ended 7/31/2019	$12.14	0.30	0.41	0.71	(0.31)	(0.02)	(0.33)
Year Ended 7/31/2018	$12.45	0.31	(0.31)	0.00(e)	(0.31)	—	(0.31)
Year Ended 7/31/2017	$12.82	0.32	(0.37)	(0.05)	(0.32)	—	(0.32)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$12.70	0.13	(0.46)	(0.33)	(0.13)	—	(0.13)
Year Ended 7/31/2021	$12.79	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Year Ended 7/31/2020	$12.52	0.30	0.29	0.59	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—	(0.35)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$12.70	0.08	(0.46)	(0.38)	(0.08)	—	(0.08)
Year Ended 7/31/2021	$12.79	0.17	(0.05)	0.12	(0.18)	(0.03)	(0.21)
Year Ended 7/31/2020	$12.52	0.22	0.28	0.50	(0.21)	(0.02)	(0.23)
Year Ended 7/31/2019	$12.14	0.25	0.40	0.65	(0.25)	(0.02)	(0.27)
Year Ended 7/31/2018	$12.45	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)
Year Ended 7/31/2017	$12.83	0.26	(0.38)	(0.12)	(0.26)	—	(0.26)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$12.70	0.13	(0.46)	(0.33)	(0.13)	—	(0.13)
Year Ended 7/31/2021	$12.79	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Year Ended 7/31/2020	$12.52	0.30	0.29	0.59	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—	(0.35)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$12.68	0.13	(0.46)	(0.33)	(0.13)	—	(0.13)
Year Ended 7/31/2021	$12.77	0.26	(0.05)	0.21	(0.27)	(0.03)	(0.30)
Year Ended 7/31/2020	$12.51	0.31	0.27	0.58	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.12	0.34	0.41	0.75	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.43	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.81	0.35	(0.38)	(0.03)	(0.35)	—	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$12.24	(2.78%)	0.84%(c)	0.81%(c),(d)	1.73%(c)	1%	$43,758
Year Ended 7/31/2021	$12.70	1.38%	0.84%	0.81%(d)	1.81%	5%	$44,606
Year Ended 7/31/2020	$12.79	4.52%	0.84%	0.81%(d)	2.16%	9%	$45,868
Year Ended 7/31/2019	$12.52	5.94%	0.84%	0.83%	2.49%	8%	$44,185
Year Ended 7/31/2018	$12.14	0.01%	0.84%	0.84%(d)	2.53%	10%	$39,896
Year Ended 7/31/2017	$12.45	(0.39%)	0.83%(f)	0.83%(d),(f)	2.53%	15%	$43,387
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$12.24	(2.65%)	0.59%(c)	0.56%(c),(d)	1.98%(c)	1%	$2,871
Year Ended 7/31/2021	$12.70	1.63%	0.59%	0.56%(d)	2.06%	5%	$3,238
Year Ended 7/31/2020	$12.79	4.78%	0.59%	0.56%(d)	2.40%	9%	$2,415
Year Ended 7/31/2019	$12.52	6.21%	0.59%	0.57%	2.73%	8%	$1,919
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59%(d)	2.78%	10%	$660
Year Ended 7/31/2017	$12.45	(0.14%)	0.59%(f)	0.59%(d),(f)	2.80%	15%	$664
Class C
Six Months Ended 1/31/2022 (Unaudited)	$12.24	(3.00%)	1.49%(c)	1.26%(c),(d)	1.27%(c)	1%	$4,194
Year Ended 7/31/2021	$12.70	0.92%	1.59%	1.26%(d),(g)	1.36%	5%	$4,873
Year Ended 7/31/2020	$12.79	4.05%	1.59%	1.26%(d),(g)	1.72%	9%	$6,740
Year Ended 7/31/2019	$12.52	5.46%	1.59%	1.28%(g)	2.05%	8%	$8,434
Year Ended 7/31/2018	$12.14	(0.44%)	1.59%	1.29%(d)	2.07%	10%	$14,530
Year Ended 7/31/2017	$12.45	(0.91%)	1.58%(f)	1.28%(d),(f)	2.09%	15%	$24,330
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$12.24	(2.65%)	0.59%(c)	0.56%(c),(d)	1.98%(c)	1%	$259,147
Year Ended 7/31/2021	$12.70	1.63%	0.59%	0.56%(d)	2.06%	5%	$266,298
Year Ended 7/31/2020	$12.79	4.78%	0.59%	0.56%(d)	2.41%	9%	$267,135
Year Ended 7/31/2019	$12.52	6.20%	0.59%	0.58%	2.74%	8%	$270,831
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59%(d)	2.77%	10%	$293,485
Year Ended 7/31/2017	$12.45	(0.14%)	0.58%(f)	0.58%(d),(f)	2.79%	15%	$333,321
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$12.22	(2.64%)	0.55%(c)	0.53%(c)	2.01%(c)	1%	$32,653
Year Ended 7/31/2021	$12.68	1.67%	0.56%	0.53%	2.10%	5%	$33,366
Year Ended 7/31/2020	$12.77	4.73%	0.56%	0.53%	2.45%	9%	$23,286
Year Ended 7/31/2019	$12.51	6.33%	0.56%	0.54%	2.77%	8%	$25,397
Year Ended 7/31/2018	$12.12	0.28%	0.56%	0.56%	2.80%	10%	$31,451
Year Ended 7/31/2017	$12.43	(0.18%)	0.55%(f)	0.55%(f)	2.85%	15%	$42,681
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$12.72	0.13	(0.47)	(0.34)	(0.13)	—	(0.13)
Year Ended 7/31/2021	$12.81	0.27	(0.05)	0.22	(0.28)	(0.03)	(0.31)
Year Ended 7/31/2020	$12.54	0.31	0.29	0.60	(0.31)	(0.02)	(0.33)
Year Ended 7/31/2019	$12.15	0.34	0.42	0.76	(0.35)	(0.02)	(0.37)
Year Ended 7/31/2018	$12.47	0.35	(0.32)	0.03	(0.35)	—	(0.35)
Year Ended 7/31/2017(h)	$12.30	0.15	0.17(i)	0.32	(0.15)	—	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
07/31/2017	0.02%	0.01%	0.02%	0.02%	0.01%

(g)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

Class	7/31/2021	7/31/2020	7/31/2019
Class C	0.06%	0.30%	0.30%

(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$12.25	(2.69%)	0.50%(c)	0.48%(c)	2.06%(c)	1%	$12,692
Year Ended 7/31/2021	$12.72	1.72%	0.51%	0.48%	2.14%	5%	$10,242
Year Ended 7/31/2020	$12.81	4.86%	0.51%	0.48%	2.49%	9%	$7,945
Year Ended 7/31/2019	$12.54	6.37%	0.51%	0.49%	2.82%	8%	$6,909
Year Ended 7/31/2018	$12.15	0.26%	0.51%	0.51%	2.90%	10%	$3,871
Year Ended 7/31/2017(h)	$12.47	2.59%	0.53%(c)	0.53%(c)	2.84%(c)	15%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
24	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended January 31, 2022, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
3,044,730	—	—
26	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $380.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Effective December 1, 2021, the Distributor has reduced the distribution fee for Class C shares to 0.45% annually of the average daily net assets attributable to Class C shares. Prior to December 1, 2021, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	17,672
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.26	1.56
Institutional Class	0.56	0.56
Institutional 2 Class	0.53	0.53
Institutional 3 Class	0.48	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to December 1, 2021, Class C distribution fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
28	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
342,918,000	12,670,000	(2,260,000)	10,410,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $25,790,002 and $4,880,000, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
30	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At January 31, 2022, one unaffiliated shareholder of record owned 14.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
32	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia Oregon Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR207_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Tax-Exempt Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Tax-Exempt Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Tax-Exempt Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Portfolio management
Catherine Stienstra
Co-Portfolio Manager
Managed Fund since 2018
Douglas J. White, CFA
Co-Portfolio Manager
Managed Fund since February 2022
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/21/78	-3.15	-0.77	3.47	3.36
	Including sales charges		-6.07	-3.72	2.85	3.05
Advisor Class*		03/19/13	-3.05	-0.64	3.66	3.54
Class C	Excluding sales charges	08/01/97	-3.45	-1.44	2.80	2.74
	Including sales charges		-4.40	-2.40	2.80	2.74
Institutional Class		09/16/05	-3.05	-0.57	3.68	3.56
Institutional 2 Class*		12/11/13	-3.04	-0.55	3.69	3.55
Institutional 3 Class*		03/01/17	-3.08	-0.57	3.72	3.48
Bloomberg Municipal Bond Index			-3.10	-1.89	3.46	3.20
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Effective August 24, 2021, the Bloomberg Barclays Municipal Bond Index was rebranded as the Bloomberg Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Tax-Exempt Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2022)
AAA rating	5.9
AA rating	21.8
A rating	37.9
BBB rating	21.0
BB rating	3.9
D rating	0.3
Not rated	9.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2022)
Illinois	12.9
Pennsylvania	8.4
Texas	8.1
California	7.8
Florida	6.0
New York	5.0
Michigan	4.2
Colorado	3.9
New Jersey	3.4
Minnesota	3.3
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Tax-Exempt Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	968.50	1,021.69	3.59	3.69	0.72
Advisor Class	1,000.00	1,000.00	969.50	1,022.71	2.60	2.67	0.52
Class C	1,000.00	1,000.00	965.50	1,018.65	6.58	6.75	1.32
Institutional Class	1,000.00	1,000.00	969.50	1,022.71	2.60	2.67	0.52
Institutional 2 Class	1,000.00	1,000.00	969.60	1,022.81	2.50	2.56	0.50
Institutional 3 Class	1,000.00	1,000.00	969.20	1,023.01	2.30	2.36	0.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Tax-Exempt Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
New Hampshire 0.0%
New Hampshire Health & Education Facilities Authority Act(a),(b)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.130%	405,000	405,000
New York 0.2%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	0.120%	2,420,000	2,420,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.120%	3,000,000	3,000,000
Total			5,420,000
Total Floating Rate Notes (Cost $5,825,000)			5,825,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2021 (Mandatory Put 12/01/31)
06/01/2051	4.000%	10,000,000	11,503,809
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	5,000,000	6,687,992
Total			18,191,801
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	2,755,561
Series 2021B-1 Class 2
06/01/2050	4.000%	1,000,000	1,091,893
Total			3,847,454
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.3%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2032	5.000%	700,000	878,653
07/01/2033	5.000%	700,000	877,631
07/01/2034	5.000%	1,000,000	1,252,578
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,671,383
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
11/01/2030	5.000%	1,350,000	1,699,747
11/01/2031	5.000%	5,000,000	6,409,099
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	911,798
Phoenix Children’s Hospital
Series 2020
02/01/2036	5.000%	1,200,000	1,477,406
02/01/2038	5.000%	1,020,000	1,252,236
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	2,661,171
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,152,852
07/01/2049	5.000%	1,125,000	1,291,260
Industrial Development Authority of the County of Pima (The)(c),(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	1,311,566
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,127,044
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	936,138
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	9,000,383
Total			39,910,945
Arkansas 0.1%
Pulaski County Public Facilities Board
Prerefunded 12/01/24 Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,423,566
California 7.6%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2021 (Mandatory Put 12/01/27)
10/01/2052	4.000%	2,000,000	2,224,379
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	10,938,175
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	11,048,290
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,735,900
02/01/2037	5.000%	1,000,000	1,157,787
California Municipal Finance Authority(c),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	11,044,426
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	166,409
California State Public Works Board
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,635,405
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,746,620
11/01/2034	5.000%	3,700,000	3,885,590
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,680,541
11/01/2043	6.375%	1,035,000	1,112,330
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,991,071
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,853,107
Castaic Lake Water Agency(g)
Certificate of Participation
Capital Appreciation - Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,138,395
City of Los Angeles Department of Airports(e)
Revenue Bonds
Senior Series 2020C
05/15/2031	5.000%	9,000,000	11,037,548
05/15/2045	5.000%	16,245,000	19,311,369
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	5,050,061
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	1,450,000	1,523,622
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	19,431,000	21,429,737
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/22 Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	180,000	182,712
Golden State Tobacco Securitization Corp.(g)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	10,000,000	1,590,938

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2032	5.000%	3,500,000	4,412,005
Norwalk-La Mirada Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,643,824
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,244,133
San Diego County Regional Airport Authority(e)
Revenue Bonds
Subordinated Series 2021B
07/01/2056	5.000%	3,330,000	3,947,299
San Francisco City & County Airport Commission - San Francisco International Airport(e)
Revenue Bonds
Series 2019E
05/01/2050	5.000%	10,000,000	11,766,822
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	25,695,941
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	6,117,431
Unlimited General Obligation Refunding Bonds
Series 2017A-2
08/01/2030	5.000%	5,080,000	6,011,277
Series 2020
11/01/2036	4.000%	4,000,000	4,626,466
11/01/2037	4.000%	9,600,000	11,083,557
Various Purpose
Series 2020
03/01/2033	5.000%	7,765,000	9,670,673
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,024
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,297,766
09/01/2028	5.000%	1,315,000	1,337,922
09/01/2029	5.000%	1,405,000	1,428,856
09/01/2030	5.000%	1,480,000	1,504,842
09/01/2031	5.000%	1,555,000	1,580,681
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,100,000	1,154,648
Total			236,051,179
Colorado 3.8%
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	12,322,969
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	9,980,286
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,606,800
07/01/2044	5.375%	2,100,000	2,205,232
07/01/2049	5.500%	925,000	972,916
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	16,798,036
09/15/2053	5.000%	10,000,000	11,166,873
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,288,721
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	5,222,632
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	6,788,492
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	9,406,116
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	4,167,802
School Health System
Series 2019A
01/01/2038	4.000%	3,200,000	3,604,896

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2044	5.000%	2,250,000	2,324,115
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	16,682,213
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2034	5.000%	1,300,000	1,615,203
State of Colorado
Certificate of Participation
Series 2021A
12/15/2040	4.000%	4,950,000	5,722,715
Total			117,876,017
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,341,269
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2039	5.000%	2,830,000	3,443,864
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2023	5.000%	675,000	710,569
05/01/2038	5.000%	2,500,000	3,076,993
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	605,666
Series 2018-E
09/15/2034	5.000%	2,000,000	2,425,149
Series 2019A
04/15/2034	5.000%	1,000,000	1,220,340
04/15/2039	5.000%	4,235,000	5,154,271
Series 2020C
06/01/2033	4.000%	450,000	523,856
06/01/2037	4.000%	1,000,000	1,144,495
Total			19,646,472
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 2.0%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	267,979
07/01/2048	6.000%	1,150,000	1,232,705
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,172,083
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,517,356
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,348,504
Unlimited General Obligation Bonds
Series 2021D
02/01/2037	4.000%	2,400,000	2,802,056
Unlimited General Obligation Refunding Bonds
Series 2021F
02/01/2037	4.000%	5,085,000	5,936,856
Metropolitan Washington Airports Authority Aviation(e)
Refunding Revenue Bonds
Series 2021A
10/01/2032	5.000%	15,160,000	18,867,696
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	8,697,659
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2034	5.000%	8,550,000	10,702,893
Total			61,545,787
Florida 5.9%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	5,531,639
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	2,125,000	2,344,627

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,165,600
12/01/2050	0.000%	1,000,000	310,000
Capital Trust Agency, Inc.(c),(g)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	5,900,000	402,725
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	11,392,746
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,777,138
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,042,722
County of Broward Airport System(e)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	15,511,839
Series 2019A
10/01/2039	5.000%	2,500,000	2,991,952
10/01/2049	5.000%	1,000,000	1,181,274
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	15,000,000	16,293,744
10/01/2036	5.000%	11,400,000	12,367,693
County of Osceola Transportation(g)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,528,542
10/01/2041	0.000%	2,500,000	1,306,185
10/01/2042	0.000%	3,250,000	1,629,589
10/01/2043	0.000%	2,750,000	1,322,230
10/01/2044	0.000%	3,000,000	1,387,294
10/01/2046	0.000%	3,000,000	1,282,287
10/01/2048	0.000%	4,000,000	1,582,537
Florida Development Finance Corp.
Prerefunded 06/15/23 Revenue Bonds
Renaissance Charter School
Series 2013A
06/15/2044	8.500%	9,000,000	9,913,857
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(c)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,463,573
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	2,070,000	2,127,575
Greater Orlando Aviation Authority(e)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	3,104,186
Series 2019A
10/01/2049	5.000%	2,000,000	2,368,699
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	6,527,171
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,387,765
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,167,714
Palm Beach County Health Facilities Authority
Prerefunded 06/01/22 Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	713,630
Prerefunded 12/01/24 Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,661,053
Palm Beach County Health Facilities Authority(d)
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	1,011,168
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,855,221

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,762,817
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,251,322
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	4,541,318
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,055,000	2,222,463
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	8,655,219
Total			182,087,114
Georgia 1.0%
City of Atlanta Department of Aviation(e)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2036	4.000%	2,250,000	2,523,894
07/01/2037	4.000%	3,640,000	4,075,333
07/01/2039	4.000%	9,250,000	10,312,220
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,464,921
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,713,979
Georgia State Road & Tollway Authority(c),(g)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	395,000	367,996
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,466,927
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,171,310
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,881,003
Total			30,977,583
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,333,036
11/15/2037	5.250%	1,945,000	1,994,462
Total			3,327,498
Idaho 0.9%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	4,058,512
Series 2021
03/01/2040	4.000%	810,000	927,059
03/01/2041	4.000%	750,000	856,979
03/01/2051	4.000%	2,000,000	2,248,144
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	8,815,205
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	4,365,000	4,153,166
Series 2021
10/01/2050	4.500%	5,635,000	5,381,648
Total			26,440,713
Illinois 12.6%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	13,344,035
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,619,852

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021A
12/01/2033	5.000%	2,000,000	2,345,468
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Series 2022A
12/01/2047	5.000%	6,875,000	7,898,909
Chicago Midway International Airport(e)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	10,624,160
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	8,621,470
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	17,620,000	20,160,845
Series 2015C
01/01/2046	5.000%	12,525,000	13,581,814
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,750,489
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,972,375
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,117,142
01/01/2034	5.000%	1,000,000	1,117,702
01/01/2036	5.000%	1,000,000	1,116,270
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,375,625
01/01/2039	5.000%	2,970,000	3,255,096
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,251,226
01/01/2044	5.000%	4,000,000	4,257,478
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,082,794
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,088,050
11/01/2039	5.000%	2,000,000	2,176,101
11/01/2044	5.000%	2,850,000	3,105,762
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	10,648,067
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,512,274
Illinois Finance Authority
Prerefunded 04/01/23 Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,783,890
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	425,000	469,049
Northshore University Health System
Series 2020A
08/15/2036	4.000%	3,000,000	3,455,301
08/15/2038	4.000%	3,500,000	4,021,391
08/15/2040	4.000%	1,750,000	2,004,330
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,456,101
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	22,169,836
Series 2015B
11/15/2039	5.000%	6,590,000	7,247,950
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,436,528
University of Chicago
Series 2021A
10/01/2031	5.000%	4,000,000	5,125,451
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	2,125,000	2,133,398

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,500,992
01/01/2039	5.000%	5,000,000	5,484,458
Series 2019A
01/01/2044	4.000%	5,000,000	5,641,699
Series 2021A
01/01/2042	4.000%	7,750,000	8,840,918
Toll Highway
Senior Series 2020A
01/01/2045	5.000%	18,340,000	22,397,982
Metropolitan Pier & Exposition Authority(d),(g)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,721,173
12/15/2040	0.000%	3,050,000	1,682,465
12/15/2041	0.000%	2,200,000	1,164,418
Metropolitan Pier & Exposition Authority(d)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	3,199,152
Metropolitan Pier & Exposition Authority(g)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	7,274,859
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,547,652
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	17,784,538
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,243,082
State of Illinois
Refunding Revenue Bonds
Junior Obligation - Build Illinois
Series 2021
06/15/2032	5.000%	4,500,000	5,471,988
06/15/2033	4.000%	1,500,000	1,677,525
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,267,364
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,492,714
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	8,200,218
Series 2019C
11/01/2042	4.000%	9,925,000	10,684,874
11/01/2043	4.000%	3,000,000	3,222,903
11/01/2044	4.000%	2,000,000	2,145,250
Series 2013
07/01/2038	5.500%	4,125,000	4,358,508
Series 2013A
04/01/2036	5.000%	8,000,000	8,316,966
Series 2014
02/01/2039	5.000%	15,000,000	15,948,963
Series 2016
11/01/2030	5.000%	5,975,000	6,817,679
Series 2020
05/01/2039	5.500%	2,705,000	3,293,554
Series 2020C
05/01/2024	5.500%	1,000,000	1,092,997
Series 2021A
03/01/2030	5.000%	5,000,000	5,985,736
03/01/2031	5.000%	5,000,000	6,063,767
03/01/2037	5.000%	3,750,000	4,504,467
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,971,656
Total			390,326,746
Indiana 0.0%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	109,378
Iowa 1.7%
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	7,205,365
05/15/2053	4.000%	12,790,000	13,129,179
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	504,464
08/01/2038	5.000%	500,000	502,067

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	10,052,388
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	17,500,000	19,878,290
Total			51,271,753
Kansas 1.0%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	32,392,290
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	2,000,021
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,286,035
Series 2015A
09/01/2042	5.000%	6,600,000	7,401,416
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,387,797
Total			13,075,269
Louisiana 1.8%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	27,611
05/15/2041	4.000%	25,000	27,611
05/15/2047	5.000%	15,000	17,187
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,328,800
Series 2017
05/15/2036	5.000%	1,750,000	2,014,739
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,578,433
07/01/2052	5.000%	1,600,000	1,799,606
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	17,454,821
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	4,243,684
Series 2015B
01/01/2045	5.000%	21,150,000	22,903,293
Parish of St. James(c)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,798,254
Total			54,194,039
Maryland 1.1%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	3,114,268
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	4,059,062
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	957,400
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,623,358
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,298,981
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,978,538

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Suburban Sanitary Commission
Revenue Bonds
Green Bonds
Series 2020-2
12/01/2031	5.000%	1,515,000	1,934,891
Series 2020
12/01/2031	5.000%	4,510,000	5,759,971
Total			32,726,469
Massachusetts 1.5%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,340,830
01/01/2030	5.500%	2,500,000	3,159,823
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,769,481
Series 2008B
07/01/2027	5.250%	710,000	852,689
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,288,142
Massachusetts Development Finance Agency(f)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,605,000	1,381,500
Massachusetts Development Finance Agency(g)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	645,165	430,556
Massachusetts Development Finance Agency
Revenue Bonds
Series 2021V
07/01/2055	5.000%	3,000,000	4,408,295
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	7,061,519
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,928,655
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Series 2016J
07/01/2033	3.500%	2,355,000	2,370,353
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,233,624
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	10,558,006
Massachusetts Port Authority(e)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,627,053
Massachusetts State College Building Authority(g)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,966,715
Total			47,377,241
Michigan 4.2%
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,298,109
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	17,368,040
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	446,033
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	10,147,122
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,164,671
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,218,556
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,659,716

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	18,707,019
CHE Trinity Health
Series 2019
12/01/2040	4.000%	5,620,000	6,309,931
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,834,504
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	7,909,187
07/01/2035	5.000%	4,830,000	5,370,626
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	1,250,000	1,512,141
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	5,333,332
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	9,264,103
06/30/2048	5.000%	3,000,000	3,448,874
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,084,049
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,100,561
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	1,907,848
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	12,850,707
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	1,168,181
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	2,183,604
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	405,000	434,554
Total			128,721,468
Minnesota 3.3%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	9,775,000	8,942,843
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	5,488,390
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	1,056,877
County of Hennepin
Unlimited General Obligation Bonds
Series 2020C
12/15/2036	5.000%	9,430,000	11,769,586
12/15/2037	5.000%	9,900,000	12,354,538
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,023,309
11/15/2040	5.000%	935,000	1,063,104
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,462,693
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2023	0.000%	20,500,000	20,339,249
01/01/2025	0.000%	17,500,000	16,762,130
St. Cloud Housing & Redevelopment Authority(f)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	7,125,000	6,056,250

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Minnesota
Unlimited General Obligation Bonds
Series 2020A
08/01/2035	5.000%	9,845,000	12,416,588
Total			100,735,557
Mississippi 0.1%
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	1,730,000	1,831,402
Missouri 2.0%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	568,863
03/01/2036	5.000%	1,250,000	1,418,947
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,495,755
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,775,148
02/01/2044	5.000%	12,725,000	13,394,475
Kansas City Industrial Development Authority(e)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	6,536,928
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,384,102
05/15/2042	5.250%	2,290,000	2,456,602
Missouri Development Finance Board(e)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999
03/15/2029	5.200%	6,385,000	7,716,280
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,385,000	1,391,463
11/01/2045	2.700%	1,125,000	1,104,252
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,644,727
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,894,998
Total			61,782,540
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,146,972
Nebraska 1.9%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2029	5.000%	2,125,000	2,289,904
05/15/2030	5.000%	2,000,000	2,155,203
05/15/2036	5.000%	1,000,000	1,076,429
05/15/2044	5.000%	6,400,000	6,866,697
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	13,899,270
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	8,219,227
01/01/2049	4.000%	20,595,000	22,561,777
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	263,257
Total			57,331,764
Nevada 0.2%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,291,444

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,669,854
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,116,154
Series 2018A
12/15/2038	5.000%	835,000	905,408
Total			5,982,860
New Hampshire 0.6%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,528,547	10,676,828
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,612,330
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,561,545
New Hampshire Health & Education Facilities Authority Act(f)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,750,000	875,000
07/01/2042	0.000%	1,000,000	500,000
Total			17,225,703
New Jersey 3.3%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,052,682
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	150,000	170,065
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	16,607,175
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	6,024,862
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,904,210
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2050	4.000%	1,500,000	1,628,371
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,422,236
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,905,637
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2045	5.000%	1,800,000	2,135,491
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,710,000	4,515,412
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	6,268,094
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	7,045,894
Series 2019
12/15/2032	5.000%	2,600,000	3,116,065
12/15/2039	5.000%	1,400,000	1,657,088
Revenue Bonds
Series 2019BB
06/15/2050	5.000%	10,000,000	11,532,540
Series 2020AA
06/15/2050	5.000%	7,000,000	8,265,391
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	4,050,919
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,538,372

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,805,835
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2031	4.000%	1,250,000	1,450,222
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	8,104,170
06/01/2046	5.250%	2,000,000	2,279,885
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,280,543
Total			101,761,174
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,765,000	1,838,426
07/01/2039	3.350%	1,485,000	1,565,142
07/01/2044	3.600%	3,095,000	3,246,819
Total			6,650,387
New York 4.7%
Build NYC Resource Corp.(c),(e)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	255,000	270,291
City of New York
Unlimited General Obligation Bonds
Series 2020C
08/01/2033	5.000%	1,500,000	1,869,341
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,205,260
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2037	4.000%	4,300,000	4,997,799
Long Island Power Authority
Refunding Revenue Bonds
Series 2021A
09/01/2037	4.000%	2,150,000	2,525,235
09/01/2038	4.000%	2,900,000	3,393,513
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019F
11/15/2022	5.000%	2,000,000	2,061,197
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	5,709,492
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	8,139,242
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	4,500,000	5,130,077
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	11,400,171
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	2,047,258
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	1,228,505
02/15/2043	4.000%	4,500,000	4,982,742
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2019A-3
03/15/2041	5.000%	7,000,000	8,506,835
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,409,315
School District Finance Program
Series 2020A (AGM)
10/01/2024	5.000%	2,250,000	2,478,141
Series 2020A
07/01/2053	4.000%	4,000,000	4,420,332
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2036	5.000%	2,500,000	3,100,911
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	1,800,000	1,981,373

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2035	5.000%	8,000,000	9,481,150
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,601,555
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,550,000	2,916,539
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,895,000	2,206,324
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2037	4.000%	4,000,000	4,440,931
11/01/2041	4.000%	1,000,000	1,101,434
Consolidated Bonds
Series 221
07/15/2039	4.000%	6,500,000	7,209,509
07/15/2040	4.000%	6,000,000	6,638,984
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	12,211,525
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,418,863
09/15/2047	5.250%	3,025,000	2,881,667
09/15/2053	5.250%	6,240,000	5,864,964
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,452,661
Total			145,283,136
North Carolina 1.6%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2032	5.000%	1,625,000	2,057,177
07/01/2033	5.000%	2,250,000	2,847,103
07/01/2034	5.000%	1,900,000	2,400,248
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Durham Housing Authority
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,850,043	2,981,458
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	13,383,741
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	2,602,393
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,820,120
07/01/2044	5.000%	2,260,000	2,478,180
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,148,263
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	7,000,000	8,229,397
North Carolina Turnpike Authority(g)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	331,242
07/01/2034	0.000%	1,135,000	686,146
Series 2019
01/01/2044	0.000%	4,000,000	2,066,642
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	3,643,283
01/01/2043	0.000%	3,500,000	1,874,222
Total			50,549,615
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,745,000	1,789,135
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,090,000	1,131,154

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	3,245,000	3,378,194
Total			6,298,483
Ohio 2.1%
American Municipal Power, Inc.
Refunding Revenue Bonds
Fremont Energy Center Project
Series 2021
02/15/2036	4.000%	1,530,000	1,762,061
02/15/2038	4.000%	1,500,000	1,722,042
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2039	4.000%	2,000,000	2,249,913
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	13,400,000	14,729,137
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	14,335,390
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	681,207
Lake County Port & Economic Development Authority(c),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	2,040,000
12/01/2052	0.000%	1,500,000	510,000
Ohio Air Quality Development Authority(c),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	1,113,194
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,427,886
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	5,030,795
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	10,635,163
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,224,023
Total			63,460,811
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	3,007,701
Oregon 0.5%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	1,080,520
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,408,875
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2037	5.000%	2,900,000	3,551,535
Port of Portland Airport(e)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,555,453
07/01/2042	5.000%	2,000,000	2,290,926
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	3,410,000	3,498,687
Total			15,385,996
Pennsylvania 8.2%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	4,401,457

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,180,434
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,905,276
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	3,590,000	3,974,675
01/01/2038	5.000%	865,000	957,686
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	4,385,000	4,745,124
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,318,678
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,403,423
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,533,678
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	6,000,000	6,686,769
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,205,447
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	21,976,366
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	32,968,815
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,250,000
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,858,958
06/30/2042	5.000%	29,375,000	33,482,539
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,272,190
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	16,443,722
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	7,985,644
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	25,295,000	28,682,064
Subordinated Series 2016A-1
12/01/2046	5.000%	5,000,000	5,595,604
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,116,453
Subordinated Series 2014A-1
12/01/2043	5.000%	16,940,000	18,609,315
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	17,259,317
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	8,355,518
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,094,932
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,192,942
Series 2018B
09/01/2043	5.000%	985,000	1,167,203

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westmoreland County Municipal Authority(g)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,993,642
Total			254,617,871
Puerto Rico 1.8%
Commonwealth of Puerto Rico(f),(h)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	16,000,000	14,400,000
Puerto Rico Electric Power Authority(f),(h)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	3,000,000	3,101,250
Series 2012A
07/01/2042	0.000%	7,000,000	7,210,000
Puerto Rico Highway & Transportation Authority(f),(h)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	2,000,000	1,200,000
Series 2007M
07/01/2037	0.000%	2,000,000	1,200,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,930,000	1,158,000
Puerto Rico Public Finance Corp.(h)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	543,793
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,959,372
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,268,850
Puerto Rico Sales Tax Financing Corp.(g),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	43,459,000	14,110,025
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,000,000	7,780,685
Total			54,931,975
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.0%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,805,000	12,042,130
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	1,049,148
11/01/2045	7.250%	3,935,000	4,563,153
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	5,059,059
Revenue Bonds
York Preparatory Academy Project
Series 2014A Escrowed to Maturity
11/01/2023	5.750%	385,000	408,042
South Carolina Ports Authority(e)
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	4,983,833
07/01/2055	5.000%	1,380,000	1,611,637
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	935,000	951,652
07/01/2040	3.000%	935,000	961,399
Total			31,630,053
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,796,213
11/01/2045	5.000%	6,920,000	7,694,636
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,539,578
Total			18,030,427
Tennessee 1.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,417,355
10/01/2035	5.000%	645,000	701,571

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,181,952
07/01/2040	4.000%	7,200,000	7,912,857
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,738,265
Series 2017A
07/01/2048	5.000%	1,665,000	1,929,885
New Memphis Arena Public Building Authority(g)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	869,065
04/01/2043	0.000%	1,500,000	807,595
04/01/2045	0.000%	1,500,000	749,670
04/01/2046	0.000%	750,000	360,157
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	12,628,642
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	830,000	848,282
07/01/2042	3.600%	545,000	559,544
Issue 3
Series 2018
01/01/2049	3.950%	5,845,000	6,019,149
Total			43,723,989
Texas 8.0%
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,377,341
Central Texas Regional Mobility Authority(g)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,890,927
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	2,400,000	2,944,284
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2015C
08/15/2037	5.000%	10,000,000	10,906,959
08/15/2042	5.000%	14,730,000	16,067,416
City of Austin Airport System(e)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,142,215
11/15/2046	5.000%	3,000,000	3,426,593
Series 2019B
11/15/2044	5.000%	6,500,000	7,718,883
City of Houston Airport System(e)
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,573,653
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,210,768
08/15/2042	5.000%	2,350,000	2,398,411
Series 2013
08/15/2033	6.000%	990,000	1,056,850
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,347,377
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	11,640,408
Series 2015A
12/01/2035	5.000%	2,200,000	2,404,749
12/01/2045	5.000%	1,100,000	1,188,903
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,438,935
Dallas Love Field(e)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	857,789
11/01/2035	5.000%	1,000,000	1,143,939
Dallas/Fort Worth International Airport(e)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,603,285
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2035	4.000%	1,250,000	1,445,268

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,138,853
03/01/2034	5.000%	645,000	733,362
Grand Parkway Transportation Corp.
Refunding Revenue Bonds
Grand Parkway System
Series 2020C
10/01/2045	4.000%	13,010,000	14,558,137
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2032	5.000%	5,500,000	6,893,466
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,452,841
Katy Independent School District
Unlimited General Obligation Bonds
Series 2020
02/15/2034	4.000%	3,020,000	3,527,647
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,350,163
Prerefunded 04/01/27 Revenue Bonds
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,346,559
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,698,130
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,498,903
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	9,000,000	6,647,212
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	555,000
07/01/2046	0.000%	3,335,000	1,850,925
07/01/2051	0.000%	6,745,000	3,743,475
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,127,080
Series 2019A
01/01/2037	4.000%	5,000,000	5,691,130
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2034	4.000%	2,250,000	2,620,879
02/15/2038	4.000%	2,320,000	2,672,954
02/15/2040	4.000%	1,415,000	1,623,102
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	420,271
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,339,080
Sanger Industrial Development Corp.(c),(e),(f)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,680,077
10/01/2049	5.000%	1,870,000	2,001,185
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,450,000
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2032	5.000%	1,000,000	1,249,521
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2034	4.000%	2,000,000	2,262,706
12/31/2039	4.000%	400,000	447,135
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,923,978

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	11,500,000	13,332,515
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,203,421
12/31/2045	5.000%	1,250,000	1,370,851
12/31/2050	5.000%	7,750,000	8,475,464
12/31/2055	5.000%	6,250,000	6,818,973
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,256,008
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,884,886
02/15/2035	3.000%	1,750,000	1,881,800
02/15/2036	3.000%	1,435,000	1,541,636
02/15/2038	4.000%	1,750,000	2,038,878
02/15/2039	4.000%	1,250,000	1,453,286
02/15/2040	4.000%	1,000,000	1,159,940
Wichita Falls Independent School District
Unlimited General Obligation Bonds
Series 2021
02/01/2027	4.000%	1,100,000	1,240,199
02/01/2028	4.000%	700,000	800,855
02/01/2029	4.000%	600,000	695,396
02/01/2030	4.000%	800,000	939,088
Total			247,043,170
Utah 1.2%
City of Salt Lake City Airport(e)
Revenue Bonds
Series 2021A
07/01/2037	5.000%	10,000,000	12,169,588
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A
07/01/2036	5.000%	4,000,000	4,630,430
07/01/2047	5.000%	11,500,000	13,290,243
Series 2018-A
07/01/2048	5.000%	3,000,000	3,513,663
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,740,000	2,643,820
Total			36,247,744
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.1%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	4,026,298
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,080,148
06/15/2031	5.000%	800,000	864,118
06/15/2033	5.000%	500,000	539,466
Virginia Small Business Financing Authority(e)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	4,336,685
12/31/2056	5.000%	20,300,000	23,450,359
Total			34,297,074
Washington 1.9%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	3,144,467
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,410,553
12/01/2045	6.250%	2,500,000	2,727,750
Port of Seattle(e)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	9,113,501
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	11,626,373
Seattle Cancer Care Alliance
Series 2020
09/01/2050	5.000%	2,250,000	2,723,446
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,569,614
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	1,000,000	1,114,150

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,022,004
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	798,391
07/01/2035	6.750%	550,000	603,128
Washington State Housing Finance Commission(c)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,300,000	9,664,395
10/01/2047	6.750%	1,000,000	1,039,487
Refunding Revenue Bonds
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	485,000	505,639
01/01/2035	5.750%	575,000	608,888
01/01/2045	6.000%	2,325,000	2,450,300
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,371,009
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	175,000	179,438
01/01/2028	5.000%	1,030,000	1,055,176
01/01/2043	5.250%	3,870,000	3,947,461
Total			58,675,170
West Virginia 0.8%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	5,471,192
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	19,246,435
Total			24,717,627
Wisconsin 2.7%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,728,236
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,725,446
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	877,707
05/15/2047	5.250%	1,105,000	1,181,337
Public Finance Authority(e)
Revenue Bonds
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
09/30/2051	4.000%	4,700,000	4,978,095
Public Finance Authority(c),(g)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	21,400,000	1,460,730
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2029	4.000%	10,530,000	12,184,466
Unlimited General Obligation Refunding Bonds
Series 2021-1
05/01/2031	5.000%	2,700,000	3,414,358
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	11,341,788
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ascension Health
Series 2016
11/15/2046	4.000%	1,390,000	1,541,301
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,176,862
08/15/2034	5.250%	8,000,000	8,521,120
Prerefunded 09/15/23 Revenue Bonds
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,993,819
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	2,283,214

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,409,330
07/01/2053	4.125%	5,000,000	5,174,268
Series 2018B
07/01/2038	4.375%	1,250,000	1,219,204
07/01/2043	4.500%	1,375,000	1,327,270
07/01/2048	5.000%	500,000	506,095
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	3,940,984
Total			82,985,630
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	7,930,947
Total Municipal Bonds (Cost $2,940,602,600)			3,027,786,560
Money Market Funds 1.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	202,200	202,179
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	30,825,017	30,825,017
Total Money Market Funds (Cost $31,027,210)		31,027,196
Total Investments in Securities (Cost $2,977,454,810)		3,064,638,756(j)
Other Assets & Liabilities, Net		22,008,064
Net Assets		$3,086,646,820

At January 31, 2022, securities and/or cash totaling $1,527,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,018)	03/2022	USD	(130,272,188)	—	(329,942)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $99,883,262, which represents 3.24% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $67,302,077, which represents 2.18% of total net assets.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $54,931,975, which represents 1.78% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	6,252,495	—	(5,972,532)	(279,963)	—	164,937	21,878	—
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	5,825,000	—	5,825,000
Municipal Bonds	—	3,027,786,560	—	3,027,786,560
Money Market Funds	31,027,196	—	—	31,027,196
Total Investments in Securities	31,027,196	3,033,611,560	—	3,064,638,756
Investments in Derivatives
Liability
Futures Contracts	(329,942)	—	—	(329,942)
Total	30,697,254	3,033,611,560	—	3,064,308,814
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Tax-Exempt Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,977,454,810)	$3,064,638,756
Cash	14,005
Margin deposits on:
Futures contracts	1,527,000
Receivable for:
Investments sold	17,229,727
Capital shares sold	6,959,968
Interest	27,255,291
Prepaid expenses	30,672
Trustees’ deferred compensation plan	742,406
Other assets	16,498
Total assets	3,118,414,323
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	18,891,053
Capital shares purchased	4,648,986
Distributions to shareholders	7,039,277
Variation margin for futures contracts	15,906
Management services fees	113,137
Distribution and/or service fees	41,428
Transfer agent fees	162,165
Compensation of board members	73,077
Compensation of chief compliance officer	113
Other expenses	39,955
Trustees’ deferred compensation plan	742,406
Total liabilities	31,767,503
Net assets applicable to outstanding capital stock	$3,086,646,820
Represented by
Paid in capital	3,005,824,324
Total distributable earnings (loss)	80,822,496
Total - representing net assets applicable to outstanding capital stock	$3,086,646,820
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	31

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$2,362,779,045
Shares outstanding	179,587,861
Net asset value per share	$13.16
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.57
Advisor Class
Net assets	$28,369,347
Shares outstanding	2,156,741
Net asset value per share	$13.15
Class C
Net assets	$39,214,481
Shares outstanding	2,981,406
Net asset value per share	$13.15
Institutional Class
Net assets	$609,805,992
Shares outstanding	46,343,832
Net asset value per share	$13.16
Institutional 2 Class
Net assets	$19,779,912
Shares outstanding	1,502,952
Net asset value per share	$13.16
Institutional 3 Class
Net assets	$26,698,043
Shares outstanding	2,023,352
Net asset value per share	$13.19
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Tax-Exempt Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,397
Dividends — affiliated issuers	21,878
Interest	54,565,906
Total income	54,589,181
Expenses:
Management services fees	7,238,100
Distribution and/or service fees
Class A	2,505,121
Class C	191,564
Transfer agent fees
Class A	811,828
Advisor Class	9,746
Class C	13,779
Institutional Class	207,505
Institutional 2 Class	5,054
Institutional 3 Class	814
Compensation of board members	30,794
Custodian fees	12,596
Printing and postage fees	40,903
Registration fees	67,804
Audit fees	20,076
Legal fees	20,479
Compensation of chief compliance officer	424
Other	24,990
Total expenses	11,201,577
Fees waived by distributor
Class C	(21,480)
Fees waived by transfer agent
Institutional 3 Class	(268)
Expense reduction	(2,677)
Total net expenses	11,177,152
Net investment income	43,412,029
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,309,154
Investments — affiliated issuers	164,937
Futures contracts	624,817
Net realized gain	5,098,908
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(148,655,311)
Investments — affiliated issuers	(279,963)
Futures contracts	(329,942)
Net change in unrealized appreciation (depreciation)	(149,265,216)
Net realized and unrealized loss	(144,166,308)
Net decrease in net assets resulting from operations	$(100,754,279)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	33

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$43,412,029	$92,073,978
Net realized gain	5,098,908	15,567,724
Net change in unrealized appreciation (depreciation)	(149,265,216)	75,480,561
Net increase (decrease) in net assets resulting from operations	(100,754,279)	183,122,263
Distributions to shareholders
Net investment income and net realized gains
Class A	(45,233,480)	(78,218,582)
Advisor Class	(573,911)	(938,943)
Class C	(639,637)	(1,273,646)
Institutional Class	(12,228,023)	(20,255,431)
Institutional 2 Class	(398,814)	(1,515,757)
Institutional 3 Class	(533,362)	(786,951)
Total distributions to shareholders	(59,607,227)	(102,989,310)
Decrease in net assets from capital stock activity	(50,570,413)	(100,510,779)
Total decrease in net assets	(210,931,919)	(20,377,826)
Net assets at beginning of period	3,297,578,739	3,317,956,565
Net assets at end of period	$3,086,646,820	$3,297,578,739
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Tax-Exempt Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,521,418	47,921,917	9,044,414	123,055,854
Distributions reinvested	3,161,767	42,847,776	5,440,312	73,812,867
Redemptions	(10,401,021)	(141,311,972)	(20,093,734)	(272,652,688)
Net decrease	(3,717,836)	(50,542,279)	(5,609,008)	(75,783,967)
Advisor Class
Subscriptions	224,093	3,047,005	576,110	7,801,333
Distributions reinvested	37,786	511,993	59,663	809,616
Redemptions	(257,240)	(3,485,745)	(460,211)	(6,256,008)
Net increase	4,639	73,253	175,562	2,354,941
Class C
Subscriptions	200,877	2,733,476	434,523	5,910,689
Distributions reinvested	45,020	610,138	88,497	1,199,530
Redemptions	(498,866)	(6,797,180)	(1,501,185)	(20,388,504)
Net decrease	(252,969)	(3,453,566)	(978,165)	(13,278,285)
Institutional Class
Subscriptions	3,199,659	43,517,062	8,888,085	120,971,238
Distributions reinvested	521,638	7,069,057	799,638	10,855,698
Redemptions	(3,453,988)	(46,874,584)	(9,033,158)	(122,718,730)
Net increase	267,309	3,711,535	654,565	9,108,206
Institutional 2 Class
Subscriptions	205,104	2,796,326	855,835	11,612,819
Distributions reinvested	29,384	398,337	111,855	1,515,277
Redemptions	(323,454)	(4,417,069)	(3,089,416)	(42,161,772)
Net decrease	(88,966)	(1,222,406)	(2,121,726)	(29,033,676)
Institutional 3 Class
Subscriptions	291,824	3,973,711	653,908	8,912,650
Distributions reinvested	37,131	504,514	54,163	737,556
Redemptions	(265,933)	(3,615,175)	(259,378)	(3,528,204)
Net increase	63,022	863,050	448,693	6,122,002
Total net decrease	(3,724,801)	(50,570,413)	(7,430,079)	(100,510,779)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$13.84	0.18	(0.61)	(0.43)	(0.18)	(0.07)	(0.25)
Year Ended 7/31/2021	$13.50	0.38	0.38	0.76	(0.38)	(0.04)	(0.42)
Year Ended 7/31/2020	$13.63	0.43	(0.06)	0.37	(0.43)	(0.07)	(0.50)
Year Ended 7/31/2019	$13.35	0.50	0.34	0.84	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2018	$13.60	0.53	(0.25)	0.28	(0.53)	—	(0.53)
Year Ended 7/31/2017	$14.25	0.55	(0.66)	(0.11)	(0.54)	—	(0.54)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$13.83	0.19	(0.61)	(0.42)	(0.19)	(0.07)	(0.26)
Year Ended 7/31/2021	$13.50	0.40	0.38	0.78	(0.41)	(0.04)	(0.45)
Year Ended 7/31/2020	$13.63	0.45	(0.05)	0.40	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.35	0.87	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)	—	(0.57)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$13.83	0.14	(0.61)	(0.47)	(0.14)	(0.07)	(0.21)
Year Ended 7/31/2021	$13.50	0.29	0.38	0.67	(0.30)	(0.04)	(0.34)
Year Ended 7/31/2020	$13.63	0.34	(0.06)	0.28	(0.34)	(0.07)	(0.41)
Year Ended 7/31/2019	$13.35	0.41	0.35	0.76	(0.47)	(0.01)	(0.48)
Year Ended 7/31/2018	$13.60	0.44	(0.25)	0.19	(0.44)	—	(0.44)
Year Ended 7/31/2017	$14.24	0.46	(0.65)	(0.19)	(0.45)	—	(0.45)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$13.84	0.19	(0.61)	(0.42)	(0.19)	(0.07)	(0.26)
Year Ended 7/31/2021	$13.50	0.40	0.39	0.79	(0.41)	(0.04)	(0.45)
Year Ended 7/31/2020	$13.64	0.45	(0.06)	0.39	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)	—	(0.57)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$13.84	0.20	(0.62)	(0.42)	(0.19)	(0.07)	(0.26)
Year Ended 7/31/2021	$13.50	0.41	0.38	0.79	(0.41)	(0.04)	(0.45)
Year Ended 7/31/2020	$13.64	0.45	(0.06)	0.39	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.58	(0.66)	(0.08)	(0.57)	—	(0.57)
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Tax-Exempt Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$13.16	(3.15%)	0.72%(c)	0.72%(c),(d)	2.62%(c)	5%	$2,362,779
Year Ended 7/31/2021	$13.84	5.74%	0.72%(e)	0.72%(d),(e)	2.78%	13%	$2,536,239
Year Ended 7/31/2020	$13.50	2.76%	0.73%(e)	0.73%(d),(e)	3.16%	29%	$2,550,497
Year Ended 7/31/2019	$13.63	6.51%	0.73%	0.73%	3.74%	20%	$2,548,777
Year Ended 7/31/2018	$13.35	2.08%	0.72%	0.72%(d)	3.93%	17%	$2,642,009
Year Ended 7/31/2017	$13.60	(0.70%)	0.72%(e),(f)	0.72%(d),(e),(f)	3.98%	13%	$2,882,268
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$13.15	(3.05%)	0.52%(c)	0.52%(c),(d)	2.82%(c)	5%	$28,369
Year Ended 7/31/2021	$13.83	5.88%	0.52%(e)	0.52%(d),(e)	2.97%	13%	$29,770
Year Ended 7/31/2020	$13.50	2.96%	0.53%(e)	0.53%(d),(e)	3.36%	29%	$26,679
Year Ended 7/31/2019	$13.63	6.72%	0.53%	0.53%	3.93%	20%	$21,407
Year Ended 7/31/2018	$13.35	2.29%	0.52%	0.52%(d)	4.16%	17%	$13,745
Year Ended 7/31/2017	$13.60	(0.50%)	0.52%(e),(f)	0.52%(d),(e),(f)	4.20%	13%	$6,997
Class C
Six Months Ended 1/31/2022 (Unaudited)	$13.15	(3.45%)	1.42%(c)	1.32%(c),(d)	2.02%(c)	5%	$39,214
Year Ended 7/31/2021	$13.83	5.03%	1.47%(e)	1.33%(d),(e),(g)	2.17%	13%	$44,740
Year Ended 7/31/2020	$13.50	2.09%	1.48%(e)	1.38%(d),(e),(g)	2.51%	29%	$56,855
Year Ended 7/31/2019	$13.63	5.82%	1.48%	1.38%(g)	3.09%	20%	$59,114
Year Ended 7/31/2018	$13.35	1.42%	1.47%	1.37%(d)	3.27%	17%	$72,134
Year Ended 7/31/2017	$13.60	(1.27%)	1.47%(e),(f)	1.37%(d),(e),(f)	3.33%	13%	$105,081
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$13.16	(3.05%)	0.52%(c)	0.52%(c),(d)	2.82%(c)	5%	$609,806
Year Ended 7/31/2021	$13.84	5.95%	0.52%(e)	0.52%(d),(e)	2.97%	13%	$637,596
Year Ended 7/31/2020	$13.50	2.89%	0.53%(e)	0.53%(d),(e)	3.37%	29%	$613,307
Year Ended 7/31/2019	$13.64	6.80%	0.53%	0.53%	3.94%	20%	$781,834
Year Ended 7/31/2018	$13.35	2.29%	0.52%	0.52%(d)	4.13%	17%	$775,309
Year Ended 7/31/2017	$13.60	(0.50%)	0.52%(e),(f)	0.52%(d),(e),(f)	4.18%	13%	$807,282
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$13.16	(3.04%)	0.50%(c)	0.50%(c)	2.84%(c)	5%	$19,780
Year Ended 7/31/2021	$13.84	5.97%	0.51%(e)	0.51%(e)	3.00%	13%	$22,033
Year Ended 7/31/2020	$13.50	2.90%	0.52%(e)	0.52%(e)	3.36%	29%	$50,150
Year Ended 7/31/2019	$13.64	6.81%	0.52%	0.52%	3.94%	20%	$8,978
Year Ended 7/31/2018	$13.35	2.29%	0.51%	0.51%	4.16%	17%	$6,239
Year Ended 7/31/2017	$13.60	(0.47%)	0.51%(e),(f)	0.51%(e),(f)	4.21%	13%	$1,990
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	37

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$13.88	0.20	(0.62)	(0.42)	(0.20)	(0.07)	(0.27)
Year Ended 7/31/2021	$13.54	0.41	0.39	0.80	(0.42)	(0.04)	(0.46)
Year Ended 7/31/2020	$13.67	0.46	(0.06)	0.40	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.39	0.53	0.35	0.88	(0.59)	(0.01)	(0.60)
Year Ended 7/31/2018	$13.64	0.57	(0.26)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017(h)	$13.45	0.23	0.19(i)	0.42	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
07/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

Class	7/31/2021	7/31/2020	7/31/2019
Class C	0.01%	0.10%	0.10%

(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(j)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Tax-Exempt Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$13.19	(3.08%)	0.46%(c)	0.46%(c)	2.88%(c)	5%	$26,698
Year Ended 7/31/2021	$13.88	6.01%	0.47%(e)	0.47%(e)	3.03%	13%	$27,202
Year Ended 7/31/2020	$13.54	3.03%	0.47%(e)	0.47%(e)	3.42%	29%	$20,467
Year Ended 7/31/2019	$13.67	6.78%	0.47%	0.47%	3.97%	20%	$17,056
Year Ended 7/31/2018	$13.39	2.35%	0.47%	0.47%	4.25%	17%	$7,731
Year Ended 7/31/2017(h)	$13.64	3.17%	0.49%(c),(j)	0.49%(c),(j)	4.19%(c)	13%	$71
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2022	39

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
40	Columbia Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a
Columbia Tax-Exempt Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	329,942*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
42	Columbia Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	624,817

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(329,942)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	65,136,094

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Tax-Exempt Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.44% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
44	Columbia Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective December 1, 2021 through November 30, 2022, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $2,677.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Tax-Exempt Fund | Semiannual Report 2022	45

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Effective December 1, 2021, the Distributor has reduced the distribution fee for Class C shares to 0.60% annually of the average daily net assets attributable to Class C shares. Prior to December 1, 2021, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	269,129
Class C	—	1.00(b)	432

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	0.77%	0.80%
Advisor Class	0.57	0.60
Class C	1.37	1.55
Institutional Class	0.57	0.60
Institutional 2 Class	0.55	0.59
Institutional 3 Class	0.51	0.54
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective December 1, 2021 through November 30, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Prior to December 1, 2021, Class C distribution fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
46	Columbia Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,977,455,000	160,727,000	(73,873,000)	86,854,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $152,941,601 and $243,674,964, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which
Columbia Tax-Exempt Fund | Semiannual Report 2022	47

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser
48	Columbia Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2022, one unaffiliated shareholder of record owned 12.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 40.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
Columbia Tax-Exempt Fund | Semiannual Report 2022	49

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
50	Columbia Tax-Exempt Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR233_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Ultra Short Term Bond Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Ultra Short Term Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Ultra Short Term Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio management
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2016
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	02/20/19	-0.30	-0.16	1.33	0.86
Advisor Class*	12/03/18	-0.22	-0.01	1.50	1.02
Institutional Class*	12/03/18	-0.22	-0.01	1.50	1.02
Institutional 3 Class	03/08/04	-0.20	0.02	1.58	1.11
Bloomberg U.S. Short-Term Government/Corporate Index		-0.10	-0.02	1.37	0.87
Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year. Effective August 24, 2021, the Bloomberg Barclays U.S. Short-Term Government/Corporate Index was re-branded as the Bloomberg U.S. Short-Term Government/Corporate Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Asset-Backed Securities — Non-Agency	33.1
Commercial Mortgage-Backed Securities - Non-Agency	0.3
Corporate Bonds & Notes	50.2
Foreign Government Obligations	0.9
Money Market Funds	4.2
Residential Mortgage-Backed Securities - Agency	0.0(a)
Residential Mortgage-Backed Securities - Non-Agency	8.9
Treasury Bills	1.0
U.S. Government & Agency Obligations	1.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2022)
AAA rating	20.6
AA rating	17.1
A rating	33.5
BBB rating	23.1
Not rated	5.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	997.00	1,023.21	2.13	2.15	0.42
Advisor Class	1,000.00	1,000.00	997.80	1,023.97	1.37	1.38	0.27
Institutional Class	1,000.00	1,000.00	997.80	1,023.97	1.37	1.38	0.27
Institutional 3 Class	1,000.00	1,000.00	998.00	1,024.13	1.22	1.23	0.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 33.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	10,521,244	10,488,710
ACC Trust(a)
Series 2021-1 Class A
11/20/2023	0.740%	2,343,268	2,341,738
Affirm Asset Securitization Trust(a)
Series 2021-A Class A
08/15/2025	0.880%	19,050,000	18,966,553
Subordinated Series 2021-A Class B
08/15/2025	1.060%	3,250,000	3,225,751
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	2,721,349	2,733,072
Series 2021-1 Class A
05/13/2024	0.350%	1,585,913	1,585,624
Series 2021-2 Class A
10/15/2024	0.370%	503,729	503,365
Series 2021-3 Class A
06/13/2025	0.330%	13,583,807	13,553,715
Subordinated Series 2018-2 Class D
07/10/2024	4.070%	1,472,435	1,484,924
Subordinated Series 2019-1 Class D
04/14/2025	3.810%	2,475,000	2,507,956
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	6,498,191	6,512,360
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	3,292,222	3,294,129
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	4,275,000	4,298,040
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,825,000	1,810,218
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class A2A
12/18/2023	0.600%	79,467	79,421
Series 2021-2 Class A2
11/18/2024	0.260%	2,672,733	2,668,406
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	10,389,955	10,356,515
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	7,575,000	7,533,091
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	8,520,000	8,604,904
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-2A Class A
03/20/2024	2.970%	18,780,000	19,108,883
Series 2019-1A Class A
03/20/2023	3.450%	9,363,333	9,390,091
Carmax Auto Owner Trust
Series 2019-3 Class A3
08/15/2024	2.180%	1,337,919	1,348,295
CarMax Auto Owner Trust
Series 2020-2 Class A3
11/15/2024	1.700%	5,093,569	5,120,141
CarNow Auto Receivables Trust(a)
Series 2021-1A Class A
10/15/2024	0.970%	4,737,942	4,736,630
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	10,221,021	10,125,672
Series 2021-N2 Class A1
03/10/2028	0.320%	6,085,103	6,072,164
Series 2021-N3 Class A1
06/12/2028	0.350%	10,212,688	10,156,068
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class B
04/15/2024	2.510%	5,472,542	5,481,017
CCG Receivables Trust(a)
Series 2019-1 Class A2
09/14/2026	2.800%	557,692	559,450
Series 2019-2 Class A2
03/15/2027	2.110%	1,207,528	1,213,991
Series 2020-1 Class A2
12/14/2027	0.540%	19,663,608	19,596,834
Series 2021-1 Class A2
06/14/2027	0.300%	7,274,852	7,221,479
Chase Auto Credit Linked Notes(a)
Subordinated Series 2020-2 Class B
02/25/2028	0.840%	11,284,210	11,251,339
Subordinated Series 2020-2 Class C
02/25/2028	1.140%	1,746,366	1,743,769
Chase Auto Credit-Linked Notes(a)
Subordinated Series 2020-1 Class B
01/25/2028	0.991%	2,781,626	2,778,317
CIG Auto Receivables Trust(a)
Series 2020-1A Class A
10/12/2023	0.680%	1,581,477	1,581,679
CNH Equipment Trust
Series 2018-A Class A4
04/15/2025	3.300%	1,143,963	1,147,419
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	20,921,561	20,780,968
Conn’s Receivables Funding LLC(a)
Series 2021-A Class A
05/15/2026	1.050%	23,282,315	23,256,695
CPS Auto Receivables Trust(a),(b)
Series 2022-A Class A
04/16/2029	0.980%	8,350,000	8,345,105
Credit Acceptance Auto Loan Trust(a)
Series 2020-1A Class A
02/15/2029	2.010%	5,360,000	5,387,610
Series 2020-2A Class A
07/16/2029	1.370%	3,250,000	3,249,926
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	5,504,264	5,477,112
Crossroads Asset Trust(a)
Series 2021-A Class A2
03/20/2024	0.820%	2,435,681	2,433,608
Dell Equipment Finance Trust(a)
Series 2020-1 Class A2
06/22/2022	2.260%	1,584,371	1,586,346
Dext ABS LLC(a)
Series 2020-1 Class A
02/16/2027	1.460%	10,631,324	10,621,995
Dext Asset-Backed Security LLC(a)
Series 2021-1 Class A
02/15/2028	1.120%	20,785,178	20,614,619
DLL LLC(a)
Series 2019-MT3 Class A3
02/21/2023	2.080%	12,315,608	12,339,770
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	279,160	280,947
Subordinated Series 2018-1 Class D
05/15/2024	3.810%	449,062	450,362
Subordinated Series 2018-3 Class D
09/16/2024	4.300%	3,242,199	3,277,403
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	4,305,617	4,365,121
Subordinated Series 2020-1 Class B
07/15/2024	2.080%	1,452,197	1,452,993
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	4,832,530	4,857,672
Series 2020-2A Class B
03/16/2026	2.080%	2,500,000	2,512,663
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2A Class C
03/16/2026	3.280%	3,000,000	3,059,905
Series 2020-3A Class A
04/15/2024	0.540%	1,308,260	1,308,281
Series 2021-1A Class A
01/15/2025	0.350%	5,975,351	5,968,042
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	11,391,605	11,471,110
Enterprise Fleet Financing LLC(a)
Series 2019-1 Class A2
10/20/2024	2.980%	1,536,331	1,539,746
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	3,001,239	3,008,687
Series 2020-2A Class B
07/15/2024	2.080%	6,486,203	6,496,953
Series 2020-2A Class C
05/15/2025	3.280%	18,000,000	18,254,135
Exeter Automobile Receivables Trust
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	14,895,000	14,816,007
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	7,486,985	7,407,364
Series 2021-2A Class A
12/15/2026	0.830%	16,203,368	15,990,652
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	24,105,253	23,855,248
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	5,853,160	5,834,276
Series 2021-3 Class A
07/15/2027	0.360%	28,335,251	28,022,795
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	14,499,000	14,505,999
Series 2017-2 Class A
03/15/2029	2.360%	1,000,000	1,010,357
Ford Credit Floorplan Master Owner Trust
Series 2019-1 Class A
03/15/2024	2.840%	7,636,000	7,658,550
Ford Credit Floorplan Master Owner Trust A
Series 2019-3 Class A1
09/15/2024	2.230%	22,975,000	23,192,217
Foursight Capital Automobile Receivables Trust(a)
Series 2021-1 Class A2
08/15/2024	0.400%	3,950,281	3,950,309

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-1 Class A2
09/15/2025	1.150%	3,325,000	3,318,158
Freed ABS Trust(a)
Series 2021-1CP Class A
03/20/2028	0.660%	1,767,691	1,766,412
FREED ABS Trust(a)
Series 2021-2 Class A
06/19/2028	0.680%	6,592,583	6,588,672
Series 2021-3FP Class A
11/20/2028	0.620%	5,080,081	5,072,380
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	8,325,000	8,217,142
GLS Auto Receivables Issuer Trust(a)
Series 2020-1A Class A
02/15/2024	2.170%	310,573	310,861
Series 2020-2A Class A
08/15/2024	1.580%	5,070,130	5,079,745
Series 2020-3A Class B
08/15/2024	1.380%	7,521,333	7,530,385
Subordinated Series 2019-3A Class B
06/17/2024	2.720%	6,200,947	6,231,889
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	4,209,707	4,239,122
Subordinated Series 2020-4A Class B
12/16/2024	0.870%	20,000,000	19,991,864
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	9,050,000	8,946,730
GM Financial Consumer Automobile Receivables Trust
Series 2018-3 Class A3
05/16/2023	3.020%	160,175	160,377
Series 2021-3 Class A2
08/16/2024	0.210%	5,331,580	5,318,532
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2021-1 Class A2
06/15/2023	0.270%	4,139,193	4,132,373
Harley-Davidson Motorcycle Trust
Series 2021-A Class A2
04/15/2024	0.220%	1,810,779	1,810,168
Honda Auto Receivables Owner Trust
Series 2019-1 Class A3
03/20/2023	2.830%	378,010	380,112
HPEFS Equipment Trust(a)
Series 2019-1A Class B
09/20/2029	2.320%	463,509	464,065
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	10,282,440	10,233,815
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	3,580,546	3,557,562
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	10,802,753	10,702,547
Series 2021-3 Class C
02/26/2029	0.860%	4,407,195	4,366,386
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	5,899,077	5,861,532
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	24,774,567	24,583,704
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	27,424,109	27,339,124
Series 2021-B Class A
02/15/2029	1.110%	26,337,592	26,185,595
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class A
10/15/2028	2.731%	5,000,000	5,005,521
Series 2022-A Class A
06/15/2029	1.680%	38,000,000	37,974,981
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	7,072,693	7,017,715
Marlette Funding Trust(a)
Series 2021-1A Class A
06/16/2031	0.600%	2,620,269	2,616,742
Series 2021-2A Class A
09/15/2031	0.510%	17,452,407	17,414,769
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	564,553	567,289
Series 2020-A Class A2
04/09/2024	0.740%	814,845	813,033
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	3,563,242	3,591,507
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2020-APT1 Class AT1
12/16/2052	1.035%	10,500,000	10,392,062
Subordinated Series 2020-APT1 Class DT1
12/16/2052	1.999%	3,750,000	3,689,332
NextGear Floorplan Master Owner Trust(a)
Series 2019-1A Class A2
02/15/2024	3.210%	10,856,000	10,897,646

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	5,644,000	5,664,409
NextGear Floorplan Master Owner Trust(a),(c)
Series 2020-1A Class A1
1-month USD LIBOR + 0.800% 02/15/2025	0.903%	8,575,000	8,615,625
NMEF Funding LLC(a)
Series 2019-A Class A
08/17/2026	2.730%	58,585	58,626
Series 2021-A Class A2
12/15/2027	0.810%	34,259,501	34,120,644
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	7,890,000	7,846,764
Octane Receivables Trust(a)
Series 2020-1A Class A
02/20/2025	1.710%	15,970,347	15,993,280
Series 2021-2A Class A
09/20/2028	1.210%	30,645,438	30,362,149
OneMain Direct Auto Receivables Trust(a)
Subordinated Series 2018-1A Class C
10/14/2025	3.850%	6,715,000	6,722,470
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	1,181,372	1,182,328
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	10,682,888	10,645,749
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class A
05/17/2027	2.100%	4,632,119	4,644,193
Series 2021-1 Class A
11/15/2027	1.180%	30,452,493	30,283,184
Series 2021-3 Class A
05/15/2029	1.150%	41,047,456	40,743,549
Series 2021-5 Class A
08/15/2029	1.530%	17,650,000	17,561,342
Pagaya AI Debt Trust(a),(b)
Series 2022-1 Class A
10/15/2029	2.030%	39,325,000	39,328,933
Pawnee Equipment Receivables(a)
Series 2021-1 Class A1
10/17/2022	0.302%	14,044,274	14,038,020
Prestige Auto Receivables Trust(a)
Subordinated Series 2019-1A Class B
01/16/2024	2.530%	3,493,618	3,499,079
Santander Drive Auto Receivables Trust
Series 2021-1 Class A3
09/16/2024	0.320%	14,062,256	14,058,424
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3 Class A2
05/15/2024	0.290%	6,166,015	6,161,591
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	9,745,426	9,798,832
SCF Equipment Leasing(a)
Series 2019-2A Class A1
06/20/2024	2.220%	681,397	682,320
SCF Equipment Leasing LLC(a)
Series 2020-1A Class A2
10/20/2025	0.680%	878,578	878,768
Series 2021-1A Class A2
08/20/2026	0.420%	6,152,657	6,146,107
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	879,023	881,336
Series 2020-1 Class A
01/25/2029	2.020%	663,159	665,149
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	1,064,386	1,066,703
Series 2021-1A Class A
12/15/2027	1.210%	13,502,173	13,469,160
Theorem Funding Trust(a),(b)
Series 2022-1A Class A
02/15/2028	1.850%	39,300,000	39,232,168
Tricolor Auto Securitization Trust(a)
Series 2021-1A Class A
04/15/2024	0.740%	5,723,789	5,718,471
Subordinated Series 2021-1A Class B
06/17/2024	1.000%	2,450,000	2,435,491
United Auto Credit Securitization Trust(a)
Series 2021-1 Class A
07/10/2023	0.340%	2,800,853	2,800,605
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	3,105,626	3,101,623
Series 2021-ST2 Class A
04/20/2027	2.500%	2,021,259	2,023,689
Series 2021-ST6 Class A
08/20/2027	1.850%	5,903,107	5,822,545
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	4,357,034	4,365,924
Series 2021-1 Class A
03/20/2031	0.870%	4,829,075	4,807,306
Series 2021-3 Class A
07/20/2031	0.830%	30,713,025	30,533,415

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Auto Funding(a)
Series 2021-1A Class A
07/15/2024	0.790%	13,439,591	13,380,042
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class A2A
02/15/2024	0.930%	2,856,619	2,858,463
Subordinated Series 2019-2A Class C
07/15/2024	2.840%	7,552,245	7,585,354
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	610,882	611,295
World Omni Auto Receivables Trust
Series 2018-B Class A4
06/17/2024	3.030%	1,750,000	1,761,900
Series 2018-D Class A3
04/15/2024	3.330%	607,164	611,680
Series 2020-A Class A3
01/17/2023	1.700%	7,536,478	7,568,955
Series 2021-A Class A2
02/15/2024	0.170%	2,637,230	2,635,701
Subordinated Series 2018-C Class A3
11/15/2023	3.130%	893,244	896,978
World Omni Automobile Lease Securitization Trust
Series 2019-B Class A3
11/15/2022	2.030%	1,950,561	1,951,633
World Omni Select Auto Trust
Series 2020-A Class A2
06/17/2024	0.470%	801,906	802,052
Series 2020-A Class A3
07/15/2025	0.550%	7,215,000	7,206,531
Total Asset-Backed Securities — Non-Agency (Cost $1,333,043,977)			1,326,023,682

Commercial Mortgage-Backed Securities - Non-Agency 0.3%

JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	639,356	642,780
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	368,941	369,343
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.981%	11,000,000	10,958,091
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $12,003,361)			11,970,214

Corporate Bonds & Notes 51.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The)
02/04/2023	1.167%	20,190,000	20,165,056
L3Harris Technologies, Inc.(c)
3-month USD LIBOR + 0.750% 03/10/2023	0.951%	5,219,000	5,240,990
L3Harris Technologies, Inc.
06/15/2023	3.850%	15,240,000	15,686,877
Raytheon Technologies Corp.
03/15/2024	3.200%	20,000,000	20,619,267
Total			61,712,190
Automotive 0.8%
Toyota Motor Credit Corp.(c)
3-month USD LIBOR + 0.390% 01/11/2023	0.626%	10,947,000	10,963,029
Toyota Motor Credit Corp.
06/14/2024	0.500%	23,000,000	22,155,733
Total			33,118,762
Banking 18.9%
American Express Co.(c)
3-month USD LIBOR + 0.750% 08/03/2023	0.891%	26,163,000	26,351,496
Australia & New Zealand Banking Group Ltd.(a),(c)
3-month USD LIBOR + 0.580% 11/09/2022	0.723%	20,665,000	20,732,319
Bank of America Corp.(c)
3-month USD LIBOR + 0.430% 05/28/2024	0.593%	39,906,000	39,909,991
Bank of Montreal(c)
SOFR + 0.465% 01/10/2025	0.515%	24,625,000	24,642,820
Bank of New York Mellon Corp. (The)(c)
3-month USD LIBOR + 1.050% 10/30/2023	1.349%	27,757,000	27,943,481
Bank of Nova Scotia (The)(c)
SOFR + 0.380% 07/31/2024	0.430%	28,150,000	28,099,782
Canadian Imperial Bank of Commerce(c)
3-month USD LIBOR + 0.660% 09/13/2023	0.861%	27,563,000	27,748,164
Citigroup, Inc.(c)
3-month USD LIBOR + 1.100% 05/17/2024	1.258%	39,000,000	39,400,865
Commonwealth Bank of Australia(a),(c)
3-month USD LIBOR + 0.820% 06/04/2024	1.000%	20,383,000	20,688,394

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA(c)
3-month USD LIBOR + 0.480% 01/10/2023	0.711%	24,152,000	24,220,359
Discover Bank
02/06/2023	3.350%	20,000,000	20,392,483
DNB Bank ASA(a),(c)
3-month USD LIBOR + 0.620% 12/02/2022	0.793%	24,597,000	24,697,470
Goldman Sachs Group, Inc. (The)(c)
3-month USD LIBOR + 1.600% 11/29/2023	1.776%	38,000,000	38,804,249
HSBC Holdings PLC(d)
08/17/2024	0.732%	28,387,000	27,952,685
JPMorgan Chase & Co.(d)
04/01/2023	3.207%	39,450,000	39,580,884
Lloyds Bank PLC
08/14/2022	2.250%	976,000	983,933
Morgan Stanley(c)
3-month USD LIBOR + 1.220% 05/08/2024	1.364%	37,875,000	38,322,197
National Australia Bank Ltd.(a),(c)
3-month USD LIBOR + 0.410% 12/13/2022	0.611%	23,320,000	23,381,774
PNC Bank NA(c)
3-month USD LIBOR + 0.500% 07/27/2022	0.768%	24,717,000	24,756,060
Royal Bank of Canada(c)
3-month USD LIBOR + 0.660% 10/05/2023	0.869%	18,962,000	19,107,034
Skandinaviska Enskilda Banken AB(a),(c)
3-month USD LIBOR + 0.320% 09/01/2023	0.491%	21,100,000	21,126,100
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	21,770,000	21,586,520
Toronto-Dominion Bank (The)(c)
SOFR + 0.450% 09/28/2023	0.500%	25,521,000	25,586,574
Truist Bank(c)
SOFR + 0.200% 01/17/2024	0.250%	23,100,000	23,047,034
UBS AG(a)
06/01/2023	0.375%	8,000,000	7,903,945
02/09/2024	0.450%	17,675,000	17,268,826
US Bank NA(c)
3-month USD LIBOR + 0.170% 06/02/2023	0.335%	25,276,000	25,259,234
Wells Fargo & Co.(c)
3-month USD LIBOR + 1.230% 10/31/2023	1.529%	38,685,000	38,961,089
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.(c)
3-month USD LIBOR + 0.770% 02/26/2024	0.950%	21,378,000	21,621,256
Total			740,077,018
Cable and Satellite 1.1%
Charter Communications Operating LLC/Capital(c)
3-month USD LIBOR + 1.650% 02/01/2024	1.967%	18,827,000	19,243,221
Comcast Corp.(c)
3-month USD LIBOR + 0.630% 04/15/2024	0.871%	3,733,000	3,765,867
Sky PLC(a)
11/26/2022	3.125%	18,202,000	18,516,090
Total			41,525,178
Chemicals 0.6%
DuPont de Nemours, Inc.(c)
3-month USD LIBOR + 1.110% 11/15/2023	1.266%	21,879,000	22,155,189
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	21,125,000	20,958,134
John Deere Capital Corp.(c)
SOFR + 0.200% 10/11/2024	0.250%	20,000,000	19,957,679
Total			40,915,813
Diversified Manufacturing 1.3%
General Electric Co.
10/09/2022	2.700%	27,665,000	28,027,763
Honeywell International, Inc.(c)
3-month USD LIBOR + 0.370% 08/08/2022	0.514%	1,755,000	1,757,052
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	20,000,000	19,824,398
Total			49,609,213
Electric 3.6%
American Electric Power Co., Inc.
12/15/2022	2.950%	10,240,000	10,369,481
11/01/2023	0.750%	10,000,000	9,873,100
Dominion Energy, Inc.(c)
3-month USD LIBOR + 0.530% 09/15/2023	0.733%	10,000,000	10,000,136
DTE Energy Co.
11/01/2022	2.250%	20,003,000	20,188,854

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.(c)
SOFR + 0.250% 06/10/2023	0.300%	20,670,000	20,632,142
Eversource Energy(c)
SOFR + 0.250% 08/15/2023	0.300%	19,201,000	19,180,694
Florida Power & Light Co.(c)
SOFR + 0.380% 01/12/2024	0.430%	19,947,000	19,952,110
Mississippi Power Co.(c)
SOFR + 0.300% 06/28/2024	0.350%	12,286,000	12,170,314
PPL Electric Utilities Corp.(c)
SOFR + 0.330% 06/24/2024	0.380%	15,742,000	15,715,897
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	4,262,000	4,228,162
Total			142,310,890
Food and Beverage 2.0%
Campbell Soup Co.
03/15/2023	3.650%	18,998,000	19,450,243
ConAgra Foods, Inc.
01/25/2023	3.200%	17,344,000	17,609,199
Diageo Investment Corp.
05/11/2022	2.875%	12,000,000	12,077,318
PepsiCo, Inc.(c)
3-month USD LIBOR + 0.365% 05/02/2022	0.497%	10,875,000	10,882,374
Tyson Foods, Inc.
09/28/2023	3.900%	16,725,000	17,333,949
Total			77,353,083
Health Care 1.9%
Becton Dickinson and Co.
06/06/2024	3.363%	21,198,000	21,912,810
Cigna Corp.(c)
3-month USD LIBOR + 0.890% 07/15/2023	1.131%	20,867,000	21,070,371
CVS Health Corp.
12/01/2022	2.750%	7,300,000	7,376,984
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.350% 04/18/2023	0.400%	23,800,000	23,772,072
Total			74,132,237
Healthcare Insurance 0.7%
Anthem, Inc.
12/01/2022	2.950%	19,712,000	20,012,323
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
07/15/2022	3.350%	5,332,000	5,396,959
Total			25,409,282
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	8,848,000	8,763,319
Integrated Energy 1.4%
BP Capital Markets PLC
11/06/2022	2.500%	11,893,000	12,041,811
Chevron Corp.(c)
3-month USD LIBOR + 0.900% 05/11/2023	1.054%	1,392,000	1,405,443
Chevron USA, Inc.(c)
3-month USD LIBOR + 0.200% 08/11/2023	0.350%	16,020,000	16,021,777
Exxon Mobil Corp.(c)
3-month USD LIBOR + 0.330% 08/16/2022	0.485%	2,300,000	2,303,261
Shell International Finance BV(c)
3-month USD LIBOR + 0.400% 11/13/2023	0.556%	23,529,000	23,634,973
Total			55,407,265
Life Insurance 1.8%
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,190,000	5,438,588
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	17,139,000	16,700,901
New York Life Global Funding(a),(c)
SOFR + 0.220% 02/02/2023	0.270%	20,000,000	19,997,570
Pricoa Global Funding I(a)
09/21/2022	2.450%	5,165,000	5,221,751
Principal Life Global Funding II(a)
01/08/2024	0.500%	25,000,000	24,498,751
Total			71,857,561
Media and Entertainment 1.0%
Discovery Communications LLC
03/20/2023	2.950%	20,000,000	20,326,243
Walt Disney Co. (The)(c)
3-month USD LIBOR + 0.390% 03/04/2022	0.570%	17,427,000	17,431,532
3-month USD LIBOR + 0.390% 09/01/2022	0.561%	987,000	988,655
Total			38,746,430

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 2.8%
Enbridge, Inc.
10/04/2023	0.550%	19,000,000	18,694,586
Energy Transfer Partners LP
02/01/2023	3.600%	6,566,000	6,669,895
Enterprise Products Operating LLC
02/15/2024	3.900%	15,169,000	15,788,213
Kinder Morgan, Inc.
01/15/2023	3.150%	13,550,000	13,783,668
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	8,861,000	8,878,971
10/15/2023	3.850%	11,198,000	11,544,708
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	10,971,000	10,855,919
Williams Companies, Inc. (The)
08/15/2022	3.350%	5,884,000	5,926,839
11/15/2023	4.500%	15,000,000	15,696,571
Total			107,839,370
Pharmaceuticals 2.4%
AbbVie, Inc.(c)
3-month USD LIBOR + 0.650% 11/21/2022	0.810%	25,645,000	25,751,404
Amgen, Inc.
08/19/2023	2.250%	22,956,000	23,252,171
AstraZeneca PLC
05/26/2023	0.300%	30,994,000	30,673,482
Bristol-Myers Squibb Co.
11/13/2023	0.537%	15,000,000	14,816,103
Total			94,493,160
Property & Casualty 0.9%
American International Group, Inc.
02/15/2024	4.125%	19,253,000	20,216,127
Chubb INA Holdings, Inc.
03/13/2023	2.700%	1,282,000	1,305,358
Loews Corp.
05/15/2023	2.625%	11,750,000	11,908,548
Total			33,430,033
Railroads 0.9%
Canadian National Railway Co.
11/15/2022	2.250%	6,175,000	6,202,585
CSX Corp.
08/01/2024	3.400%	19,394,000	20,183,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
06/08/2023	3.500%	7,536,000	7,747,915
Total			34,134,041
Technology 3.7%
Apple, Inc.(c)
3-month USD LIBOR + 0.500% 02/09/2022	0.643%	11,459,000	11,460,170
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	19,445,000	20,117,849
Fidelity National Information Services, Inc.
03/01/2023	0.375%	13,750,000	13,611,014
International Business Machines Corp.
05/13/2022	2.850%	3,719,000	3,743,488
Microchip Technology, Inc.
02/15/2024	0.972%	18,629,000	18,239,049
NXP BV/Funding LLC(a)
03/01/2024	4.875%	8,463,000	8,969,045
Oracle Corp.
09/15/2023	2.400%	22,000,000	22,260,310
QUALCOMM, Inc.(c)
3-month USD LIBOR + 0.730% 01/30/2023	1.029%	26,079,000	26,235,464
RELX Capital, Inc.
03/16/2023	3.500%	20,384,000	20,844,227
Total			145,480,616
Transportation Services 0.6%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	18,035,000	18,352,666
United Parcel Service, Inc.(c)
3-month USD LIBOR + 0.380% 05/16/2022	0.535%	5,000,000	5,003,360
Total			23,356,026
Wireless 0.9%
American Tower Corp.
01/31/2023	3.500%	17,720,000	18,108,116
Rogers Communications, Inc.(c)
3-month USD LIBOR + 0.600% 03/22/2022	0.814%	18,181,000	18,192,334
Total			36,300,450
Wirelines 1.3%
AT&T, Inc.(c)
3-month USD LIBOR + 1.180% 06/12/2024	1.381%	28,354,000	28,878,749

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.(c)
SOFR + 0.500% 03/22/2024	0.550%	22,178,000	22,237,241
Total			51,115,990
Total Corporate Bonds & Notes (Cost $2,019,746,000)			2,009,243,116

Foreign Government Obligations(e) 0.9%

Canada 0.9%
Province of Ontario
01/24/2023	1.750%	19,000,000	19,155,412
Province of Quebec
02/13/2023	2.625%	15,565,000	15,830,320
Total			34,985,732
Total Foreign Government Obligations (Cost $35,022,256)			34,985,732

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(c)
1-year CMT + 2.255% Cap 11.180% 02/01/2036	2.380%	26,434	27,449
Total Residential Mortgage-Backed Securities - Agency (Cost $26,417)			27,449

Residential Mortgage-Backed Securities - Non-Agency 9.1%

Bellemeade Re Ltd.(a),(c)
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.108%	1,653,321	1,654,410
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.958%	6,150,000	6,192,271
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 03/25/2031	1.760%	15,090,476	15,148,174
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.050%	7,400,000	7,405,262
BVRT Financing Trust(a),(c),(f),(g)
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.600%	744,039	745,378
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(c),(g)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.800%	10,234,883	10,234,883
CFMT LLC(a),(h)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	15,626,312	15,544,788
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2019-IMC1 Class A1
07/25/2049	2.720%	1,190,475	1,191,484
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	412,523	412,793
Deephaven Residential Mortgage Trust(a)
CMO Series 2020-2 Class A1
05/25/2065	1.692%	1,675,019	1,675,802
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.950%	1,153,241	1,153,138
Freddie Mac Structured Agency Credit Risk REMIC Trust(a),(c)
CMO Series 2021-DNA1 Class M1
30-day Average SOFR + 0.650% 01/25/2051	0.700%	667,285	667,234
Home Re Ltd.(a),(c)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.050% 07/25/2033	1.158%	14,718,393	14,706,750
Mello Warehouse Securitization Trust(a),(c)
CMO Series 2020-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2053	1.008%	20,000,000	19,988,792
MFA Trust(a),(h)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	2,166,290	2,160,638
Mortgage Repurchase Agreement Financing Trust(a),(c)
CMO Series 2021-1 Class A1
1-month USD LIBOR + 0.500% 03/10/2022	0.611%	25,000,000	25,001,143
MRA Issuance Trust(a),(c)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.336%	36,500,000	36,499,789
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	35,500,000	35,500,889

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	18,450,000	18,451,855
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,876,833	4,874,827
Oceanview Trust(a),(h)
CMO Series 2021-1 Class A
12/25/2051	1.219%	17,219,725	17,157,341
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	14,521,265	14,315,781
Towd Point Mortgage Trust(a),(h)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	16,564,665	16,677,138
VCAT Asset Securitization LLC(a),(h)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	19,187,971	18,775,312
VCAT LLC(a),(h)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,291,786	2,274,744
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	36,664,583	35,894,696
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	15,931,488	15,580,884
Vericrest Opportunity Loan Transferee XCIII LLC(a),(h)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	12,376,881	12,273,134
Verus Securitization Trust(a),(h)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	663,725	666,601
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	2,698,213	2,700,548
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $357,609,977)			355,526,479

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
05/19/2022	0.260%	40,175,000	40,143,616
Total Treasury Bills (Cost $40,167,537)			40,143,616

U.S. Government & Agency Obligations 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.190% 07/14/2022	0.240%	7,050,000	7,055,761
1-month USD LIBOR + 0.080% 09/06/2022	0.184%	22,130,000	22,146,741
SOFR + 0.050% 08/22/2023	0.100%	1,280,000	1,280,902
1-month USD LIBOR + 0.400% 12/08/2023	0.504%	2,000,000	2,013,146
SOFR + 0.060% 12/27/2023	0.110%	2,575,000	2,573,460
Federal Farm Credit Banks Funding Corp.
09/15/2022	0.080%	15,000,000	14,950,033
03/13/2023	0.750%	2,137,000	2,134,008
Federal Home Loan Mortgage Corp.
07/25/2022	0.125%	3,435,000	3,429,331
Total U.S. Government & Agency Obligations (Cost $55,640,272)			55,583,382

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(i),(j)	166,975,974	166,942,579
Total Money Market Funds (Cost $166,941,662)		166,942,579
Total Investments in Securities (Cost: $4,020,201,459)		4,000,446,249
Other Assets & Liabilities, Net		(88,843,895)
Net Assets		3,911,602,354

At January 31, 2022, securities and/or cash totaling $1,000,000 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(2,000)	03/2022	USD	(433,312,500)	3,855,616	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $1,844,934,627, which represents 47.17% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2022, the total value of these securities amounted to $745,378, which represents 0.02% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2022.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	69,999,006	1,324,944,830	(1,228,000,951)	(306)	166,942,579	(6,029)	40,110	166,975,974
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,326,023,682	—	1,326,023,682
Commercial Mortgage-Backed Securities - Non-Agency	—	11,970,214	—	11,970,214
Corporate Bonds & Notes	—	2,009,243,116	—	2,009,243,116
Foreign Government Obligations	—	34,985,732	—	34,985,732
Residential Mortgage-Backed Securities - Agency	—	27,449	—	27,449
Residential Mortgage-Backed Securities - Non-Agency	—	344,546,218	10,980,261	355,526,479
Treasury Bills	40,143,616	—	—	40,143,616
U.S. Government & Agency Obligations	—	55,583,382	—	55,583,382
Money Market Funds	166,942,579	—	—	166,942,579
Total Investments in Securities	207,086,195	3,782,379,793	10,980,261	4,000,446,249
Investments in Derivatives
Asset
Futures Contracts	3,855,616	—	—	3,855,616
Total	210,941,811	3,782,379,793	10,980,261	4,004,301,865
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2022 ($)
Asset-Backed Securities — Non-Agency	11,250,000	—	—	—	—	—	—	(11,250,000)	—
Residential Mortgage-Backed Securities — Non-Agency	44,162,200	—	—	1,339	10,500,000	(25,233,278)	—	(18,450,000)	10,980,261
Total	55,412,200	—	—	1,339	10,500,000	(25,233,278)	—	(29,700,000)	10,980,261
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2022 was $1,339 which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $1,339.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,853,259,797)	$3,833,503,670
Affiliated issuers (cost $166,941,662)	166,942,579
Cash	50,764
Margin deposits on:
Futures contracts	1,000,000
Receivable for:
Investments sold	51,148,645
Capital shares sold	3,609,775
Dividends	11,034
Interest	8,530,997
Foreign tax reclaims	15,105
Prepaid expenses	30,019
Trustees’ deferred compensation plan	200,790
Other assets	15,063
Total assets	4,065,058,441
Liabilities
Payable for:
Investments purchased	56,824,270
Investments purchased on a delayed delivery basis	86,906,586
Capital shares purchased	8,030,274
Distributions to shareholders	1,239,590
Variation margin for futures contracts	46,876
Management services fees	67,618
Distribution and/or service fees	11,050
Transfer agent fees	40,968
Compensation of board members	26,923
Compensation of chief compliance officer	90
Other expenses	61,052
Trustees’ deferred compensation plan	200,790
Total liabilities	153,456,087
Net assets applicable to outstanding capital stock	$3,911,602,354
Represented by
Paid in capital	3,934,644,191
Total distributable earnings (loss)	(23,041,837)
Total - representing net assets applicable to outstanding capital stock	$3,911,602,354
Class A
Net assets	$894,444,919
Shares outstanding	99,363,702
Net asset value per share	$9.00
Advisor Class
Net assets	$38,341,821
Shares outstanding	4,255,637
Net asset value per share	$9.01
Institutional Class
Net assets	$369,786,070
Shares outstanding	41,041,677
Net asset value per share	$9.01
Institutional 3 Class
Net assets	$2,609,029,544
Shares outstanding	289,439,115
Net asset value per share	$9.01
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	19

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$40,110
Interest	13,250,010
Interfund lending	58
Total income	13,290,178
Expenses:
Management services fees	4,290,369
Distribution and/or service fees
Class A	726,050
Transfer agent fees
Class A	201,347
Advisor Class	7,194
Institutional Class	85,513
Institutional 3 Class	70,391
Compensation of board members	31,910
Custodian fees	13,152
Printing and postage fees	19,191
Registration fees	279,848
Audit fees	14,993
Legal fees	24,140
Compensation of chief compliance officer	514
Other	27,890
Total expenses	5,792,502
Net investment income	7,497,676
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	895,591
Investments — affiliated issuers	(6,029)
Futures contracts	1,339,288
Net realized gain	2,228,850
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(21,995,607)
Investments — affiliated issuers	(306)
Futures contracts	3,865,033
Net change in unrealized appreciation (depreciation)	(18,130,880)
Net realized and unrealized loss	(15,902,030)
Net decrease in net assets resulting from operations	$(8,404,354)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$7,497,676	$22,495,472
Net realized gain	2,228,850	5,914,847
Net change in unrealized appreciation (depreciation)	(18,130,880)	(6,980,451)
Net increase (decrease) in net assets resulting from operations	(8,404,354)	21,429,868
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,392,321)	(4,935,165)
Advisor Class	(74,040)	(95,070)
Institutional Class	(897,670)	(2,527,296)
Institutional 3 Class	(6,320,881)	(17,427,490)
Total distributions to shareholders	(8,684,912)	(24,985,021)
Increase (decrease) in net assets from capital stock activity	(46,772,010)	1,740,629,181
Total increase (decrease) in net assets	(63,861,276)	1,737,074,028
Net assets at beginning of period	3,975,463,630	2,238,389,602
Net assets at end of period	$3,911,602,354	$3,975,463,630

	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	24,892,835	224,796,817	121,956,238	1,103,440,357
Distributions reinvested	154,135	1,391,132	543,784	4,919,688
Redemptions	(33,947,003)	(306,427,661)	(63,535,032)	(574,792,443)
Net increase (decrease)	(8,900,033)	(80,239,712)	58,964,990	533,567,602
Advisor Class
Subscriptions	5,584,298	50,490,186	5,647,873	51,136,063
Distributions reinvested	8,196	74,017	10,488	94,970
Redemptions	(3,543,733)	(32,010,350)	(3,730,005)	(33,765,846)
Net increase	2,048,761	18,553,853	1,928,356	17,465,187
Institutional Class
Subscriptions	18,090,401	163,499,318	53,485,336	484,322,411
Distributions reinvested	98,310	888,197	277,639	2,514,378
Redemptions	(22,028,054)	(198,995,689)	(33,349,666)	(301,983,894)
Net increase (decrease)	(3,839,343)	(34,608,174)	20,413,309	184,852,895
Institutional 3 Class
Subscriptions	97,954,596	885,324,704	279,779,317	2,534,105,345
Distributions reinvested	104,191	941,320	337,244	3,054,320
Redemptions	(92,594,616)	(836,744,001)	(169,206,209)	(1,532,416,168)
Net increase	5,464,171	49,522,023	110,910,352	1,004,743,497
Total net increase (decrease)	(5,226,444)	(46,772,010)	192,217,007	1,740,629,181
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$9.04	0.01	(0.04)	(0.03)	(0.01)	(0.01)
Year Ended 7/31/2021	$9.05	0.05	0.00(d)	0.05	(0.06)	(0.06)
Year Ended 7/31/2020	$9.03	0.16	0.03	0.19	(0.17)	(0.17)
Year Ended 7/31/2019(e)	$9.01	0.09	0.02	0.11	(0.09)	(0.09)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$9.05	0.02	(0.04)	(0.02)	(0.02)	(0.02)
Year Ended 7/31/2021	$9.06	0.06	0.00(d)	0.06	(0.07)	(0.07)
Year Ended 7/31/2020	$9.04	0.16	0.05	0.21	(0.19)	(0.19)
Year Ended 7/31/2019(f)	$8.99	0.14	0.05	0.19	(0.14)	(0.14)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$9.05	0.02	(0.04)	(0.02)	(0.02)	(0.02)
Year Ended 7/31/2021	$9.06	0.06	0.00(d)	0.06	(0.07)	(0.07)
Year Ended 7/31/2020	$9.04	0.17	0.04	0.21	(0.19)	(0.19)
Year Ended 7/31/2019(g)	$8.99	0.15	0.04	0.19	(0.14)	(0.14)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$9.05	0.02	(0.04)	(0.02)	(0.02)	(0.02)
Year Ended 7/31/2021	$9.06	0.07	0.00(d)	0.07	(0.08)	(0.08)
Year Ended 7/31/2020	$9.04	0.18	0.03	0.21	(0.19)	(0.19)
Year Ended 7/31/2019	$9.00	0.22	0.04	0.26	(0.22)	(0.22)
Year Ended 7/31/2018	$9.02	0.14	(0.01)	0.13	(0.15)	(0.15)
Year Ended 7/31/2017	$9.01	0.10	0.01	0.11	(0.10)	(0.10)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Class A shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(f)	Advisor Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
(g)	Institutional Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$9.00	(0.30%)	0.42%(c)	0.42%(c)	0.23%(c)	47%	$894,445
Year Ended 7/31/2021	$9.04	0.56%	0.43%	0.43%	0.55%	87%	$978,846
Year Ended 7/31/2020	$9.05	2.17%	0.43%	0.43%	1.79%	100%	$446,211
Year Ended 7/31/2019(e)	$9.03	1.27%	0.42%(c)	0.42%(c)	2.43%(c)	95%	$118,625
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$9.01	(0.22%)	0.27%(c)	0.27%(c)	0.37%(c)	47%	$38,342
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.63%	87%	$19,969
Year Ended 7/31/2020	$9.06	2.32%	0.27%	0.27%	1.81%	100%	$2,522
Year Ended 7/31/2019(f)	$9.04	2.16%	0.27%(c)	0.27%(c)	2.52%(c)	95%	$12
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$9.01	(0.22%)	0.27%(c)	0.27%(c)	0.38%(c)	47%	$369,786
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.71%	87%	$406,157
Year Ended 7/31/2020	$9.06	2.32%	0.28%	0.28%	1.94%	100%	$221,636
Year Ended 7/31/2019(g)	$9.04	2.18%	0.30%(c)	0.30%(c)	2.63%(c)	95%	$61,044
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$9.01	(0.20%)	0.24%(c)	0.24%(c)	0.42%(c)	47%	$2,609,030
Year Ended 7/31/2021	$9.05	0.75%	0.24%	0.24%	0.75%	87%	$2,570,491
Year Ended 7/31/2020	$9.06	2.35%	0.25%	0.25%	2.00%	100%	$1,568,020
Year Ended 7/31/2019	$9.04	2.91%	0.25%	0.25%	2.40%	95%	$780,430
Year Ended 7/31/2018	$9.00	1.40%	0.26%	0.25%	1.56%	66%	$1,128,076
Year Ended 7/31/2017	$9.02	1.19%	0.26%	0.25%	1.08%	111%	$1,735,029
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
24	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,855,616*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,339,288

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,865,033
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	403,018,750

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
28	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.04
Advisor Class	0.04
Institutional Class	0.04
Institutional 3 Class	0.01
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Class A, Advisor Class and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	0.43%	0.50%
Advisor Class	0.28	0.35
Institutional Class	0.28	0.35
Institutional 3 Class	0.25	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,020,201,000	4,426,000	(20,325,000)	(15,899,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
30	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(6,627,039)	(6,627,039)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,834,873,919 and $1,824,554,605, respectively, for the six months ended January 31, 2022, of which $7,291,025 and $47,638,485, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,000,000	0.69	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after this date on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to the elimination of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.
32	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities
Columbia Ultra Short Term Bond Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At January 31, 2022, one unaffiliated shareholder of record owned 56.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 35.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
34	Columbia Ultra Short Term Bond Fund | Semiannual Report 2022

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Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR103_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia U.S. Social Bond Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia U.S. Social Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Social Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation, through investments that seek to support and fund socially beneficial activities and developments, primarily in the U.S.
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since February 2022
Tom Murphy, CFA
Portfolio Manager
Managed Fund since 2015
Malcolm (Mac) Ryerse
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	03/26/15	-3.15	-1.77	3.39	2.72
	Including sales charges		-6.09	-4.68	2.76	2.27
Advisor Class		03/26/15	-3.03	-1.53	3.65	2.98
Class C	Excluding sales charges	03/26/15	-3.61	-2.60	2.60	1.95
	Including sales charges		-4.57	-3.56	2.60	1.95
Institutional Class		03/26/15	-3.03	-1.53	3.65	2.98
Institutional 2 Class		03/26/15	-3.01	-1.49	3.66	2.99
Institutional 3 Class*		03/01/17	-3.07	-1.53	3.69	2.94
Bloomberg Municipal Bond Index			-3.10	-1.89	3.46	2.98
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the applicable contingent deferred sales charge of 1.00% in the first year. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Since the Fund launched more than one share class at its inception, Class A shares were used. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Effective August 24, 2021, the Bloomberg Barclays Municipal Bond Index was re-branded as the Bloomberg Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Corporate Bonds & Notes	8.7
Floating Rate Notes	0.6
Money Market Funds	6.9
Municipal Bonds	83.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2022)
AAA rating	7.4
AA rating	39.9
A rating	28.0
BBB rating	19.0
BB rating	3.0
B rating	0.2
Not rated	2.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2022)
New York	6.8
Texas	6.7
California	6.6
Pennsylvania	5.9
Illinois	5.3
Florida	4.2
Washington	3.8
Louisiana	3.8
Colorado	3.2
Indiana	2.9
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	968.50	1,021.79	3.49	3.59	0.70
Advisor Class	1,000.00	1,000.00	969.70	1,023.06	2.25	2.31	0.45
Class C	1,000.00	1,000.00	963.90	1,017.99	7.22	7.42	1.45
Institutional Class	1,000.00	1,000.00	969.70	1,023.06	2.25	2.31	0.45
Institutional 2 Class	1,000.00	1,000.00	969.90	1,023.21	2.10	2.15	0.42
Institutional 3 Class	1,000.00	1,000.00	969.30	1,023.47	1.85	1.90	0.37
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 8.6%
AbbVie, Inc.
05/14/2025	3.600%	500,000	523,018
American Tower Corp.
08/15/2029	3.800%	650,000	686,138
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	254,440
AT&T, Inc.
02/01/2028	1.650%	250,000	238,097
Broadcom, Inc.(a)
04/15/2034	3.469%	263,000	260,329
11/15/2035	3.137%	237,000	225,031
Capital One Financial Corp.
01/30/2023	3.200%	250,000	254,795
Carrier Global Corp.
02/15/2027	2.493%	300,000	302,013
Cigna Corp.
10/15/2027	3.050%	250,000	258,155
10/15/2028	4.375%	250,000	275,060
ConAgra Foods, Inc.
01/25/2023	3.200%	232,000	235,547
Crown Castle International Corp.
02/15/2028	3.800%	300,000	316,706
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	523,949
Kellogg Co.
12/01/2023	2.650%	300,000	306,323
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	452,142
Morgan Stanley(b)
10/20/2032	2.511%	250,000	241,796
NextEra Energy Capital Holdings, Inc.
06/01/2030	2.250%	500,000	481,802
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	320,886
Verizon Communications, Inc.
09/21/2028	4.329%	250,000	275,875
Total			6,432,102
Total Corporate Bonds & Notes (Cost $6,452,473)			6,432,102

Floating Rate Notes 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority(c),(d)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	0.100%	150,000	150,000
New York 0.4%
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.120%	300,000	300,000
Total Floating Rate Notes (Cost $450,000)			450,000

Municipal Bonds 83.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.8%
Alabama Public School and College Authority
Refunding Revenue Bonds
Social Bonds
Series 2020A
11/01/2036	4.000%	500,000	582,227
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	279,202
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	275,240
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	231,291
Total			1,367,960
Arizona 1.6%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	300,000	321,811
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Union High School District No. 205
Unlimited General Obligation Bonds
Series 2021A (AGM)
07/01/2034	4.000%	200,000	235,718
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	100,000	109,522
02/15/2046	5.000%	210,000	227,942
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	281,266
Total			1,176,259
California 6.1%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	612,544
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	296,416	322,146
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	347,336
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	275,989
California School Finance Authority(a)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	50,000	56,424
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	450,000	498,242
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	265,976
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	279,030
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	458,168
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	155,000	167,050
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	312,460
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2027	5.000%	100,000	118,855
State of California
Unlimited General Obligation Refunding Bonds
Series 2020
11/01/2037	4.000%	400,000	461,815
Series 2021
09/01/2041	5.000%	310,000	390,760
Total			4,566,795
Colorado 3.0%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	281,028
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2040	4.000%	600,000	697,792
Regional Transportation District
Refunding Revenue Bonds
Denver Transit Partners
Series 2020
07/15/2035	4.000%	250,000	285,799
Regional Transportation District Sales Tax
Refunding Revenue Bonds
FasTracks Project Green Bonds
Series 2021
11/01/2039	4.000%	400,000	463,353
State of Colorado
Certificate of Participation
Series 2020A
12/15/2034	4.000%	125,000	144,915

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021A
12/15/2040	4.000%	300,000	346,831
Total			2,219,718
Connecticut 1.7%
State of Connecticut
Revenue Bonds
Series 2021A
05/01/2032	5.000%	400,000	507,154
Unlimited General Obligation Bonds
Forward Delivery Social Bonds
Series 2021
07/15/2027	5.000%	300,000	356,369
University of Connecticut
Revenue Bonds
Series 2020A
02/15/2037	5.000%	350,000	428,170
Total			1,291,693
District of Columbia 1.2%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	275,078
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2045	5.000%	500,000	613,639
Total			888,717
Florida 3.9%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	489,816
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	276,629
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	559,912
Revenue Bonds
Subordinated Series 2021
10/01/2038	4.000%	250,000	290,733
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	105,814
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	580,487
Palm Beach County School District
Certificate of Participation
Series 2020A
08/01/2034	5.000%	250,000	311,897
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	284,952
Total			2,900,240
Georgia 1.0%
Cedartown Polk County Hospital Authority
Prerefunded 07/01/26 Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	288,522
Forsyth County School District
Unlimited General Obligation Bonds
Series 2020
02/01/2030	5.000%	350,000	441,733
Total			730,255
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	281,934
Idaho Housing & Finance Association
Refunding Revenue Bonds
Series 2021A
07/15/2034	5.000%	250,000	316,314
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	150,000	154,627
Total			752,875
Illinois 4.9%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	377,489

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Series 2022A
12/01/2047	5.000%	125,000	143,616
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	335,253
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2017A
01/01/2031	5.000%	300,000	346,827
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	687,338
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	113,277
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	276,031
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	300,000	331,094
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	171,153
Illinois State Toll Highway Authority
Revenue Bonds
Series 2021A
01/01/2042	4.000%	250,000	285,191
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	500,000	579,704
Total			3,646,973
Indiana 2.5%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	597,649
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority
Refunding Revenue Bonds
First Lien - CWA Authority Project
Series 2021
10/01/2035	4.000%	250,000	295,189
Revenue Bonds
Green Bonds - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	427,314
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	258,514
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	287,596
Total			1,866,262
Kentucky 0.5%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	398,454
Louisiana 3.5%
City of New Orleans Sewerage Service
Revenue Bonds
Series 2020B (AGM)
06/01/2035	4.000%	150,000	170,382
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	468,981
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	361,903
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	352,028
Revenue Bonds
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2018
10/01/2043	5.000%	200,000	234,110

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	461,381
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	588,575
Total			2,637,360
Maine 0.7%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	257,714
Series 2018B
11/15/2038	3.750%	250,000	258,847
Total			516,561
Maryland 2.7%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	330,612
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	515,579
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	340,273
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	264,511
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	553,103
Total			2,004,078
Massachusetts 1.9%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	350,345
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	277,686
Series 2017
07/01/2028	5.000%	200,000	234,021
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	530,459
Total			1,392,511
Michigan 2.3%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2035	5.000%	150,000	178,870
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	466,576
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	278,689
Series 2015 (BAM)
07/01/2033	5.000%	250,000	279,485
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	531,482
Total			1,735,102
Minnesota 0.6%
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	254,439
St. Cloud Housing & Redevelopment Authority(f)
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	0.000%	240,000	204,000
Total			458,439

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 1.6%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	284,195
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	331,413
West Rankin Utility Authority
Prerefunded 01/01/25 Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	554,335
Total			1,169,943
Missouri 0.7%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	455,800
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2015
11/01/2027	3.250%	35,000	35,541
Total			491,341
Nevada 1.3%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	290,107
Clark County School District
Limited General Obligation Bonds
Series 2020B (BAM)
06/15/2031	5.000%	335,000	417,587
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	271,080
Total			978,774
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 1.1%
New Hampshire Business Finance Authority(a),(g)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/40)
07/01/2045	3.750%	145,000	149,071
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	194,460	217,894
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	475,162
Total			842,127
New Jersey 1.5%
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2040	5.000%	500,000	589,528
New Jersey Housing & Mortgage Finance Agency(g)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	317,189
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020A (HUD)
11/01/2035	2.100%	200,000	190,950
Total			1,097,667
New York 5.8%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2031	4.000%	100,000	109,881
Series 2015
07/01/2028	5.000%	250,000	277,442
Build NYC Resource Corp.(a)
Revenue Bonds
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2051	5.000%	200,000	219,263

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	519,941
Revenue Bonds
Sustainable Neighborhood
Series 2016
11/01/2031	3.600%	300,000	319,300
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2037	4.000%	200,000	232,456
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	278,962
Series 2020C-1
11/15/2050	5.000%	150,000	174,247
Series 2020A-1 (AGM)
11/15/2041	4.000%	500,000	565,067
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020I-1
11/01/2035	2.100%	400,000	379,651
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	351,602
New York State Housing Finance Agency
Revenue Bonds
Green Bonds - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	316,700
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	346,298
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	259,991
Total			4,350,801
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.9%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2034	5.000%	200,000	252,658
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	292,603
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	353,235
North Carolina Housing Finance Agency
Revenue Bonds
Series 44
07/01/2040	2.850%	490,000	500,568
Total			1,399,064
Ohio 2.0%
Akron Bath Copley Joint Township Hospital District
Refunding Revenue Bonds
Summa Health Obligated Group-Hospital
Series 2020
11/15/2036	4.000%	250,000	281,158
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	286,526
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	474,148
State of Ohio
Refunding Revenue Bonds
University Hospital Health System, Inc.
Series 2020
01/15/2050	4.000%	400,000	440,441
Total			1,482,273
Oregon 0.6%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2050	5.000%	400,000	476,258

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 5.5%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	365,703
Mifflinburg Area School District
Limited General Obligation Refunding Bonds
Series 2020A
06/15/2039	4.000%	200,000	227,062
06/15/2040	4.000%	250,000	282,168
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2032	4.000%	300,000	335,883
Pennsylvania Higher Education Assistance Agency(g)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	250,000	288,065
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	200,000	224,298
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	606,193
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	278,296
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	541,751
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	119,408
Series 2021A
09/01/2035	5.000%	300,000	372,831
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	267,132
Series 2017E (BAM)
12/01/2035	5.000%	150,000	174,158
Total			4,082,948
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 1.1%
Puerto Rico Housing Finance Authority(h)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2026	5.000%	700,000	805,597
Rhode Island 2.3%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	353,388
Rhode Island Health and Educational Building Corp.
Revenue Bonds
Public Schools Financing Program
Series 2022
05/15/2042	4.000%	250,000	285,375
Rhode Island Housing & Mortgage Finance Corp.(g)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015
10/01/2025	3.550%	250,000	258,258
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	512,337
Rhode Island Student Loan Authority(g)
Revenue Bonds
Student Loan Program
Series 2019A
12/01/2027	5.000%	250,000	290,711
Total			1,700,069
Tennessee 1.1%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	589,535
New Memphis Arena Public Building Authority(i)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	300,000	235,262
Total			824,797

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 6.2%
Alamo Community College District
Limited General Obligation Bonds
Series 2021
08/15/2039	4.000%	400,000	463,652
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	281,633
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	329,695
Carrollton-Farmers Branch Independent School District
Unlimited General Obligation Bonds
Dallas and Denton Counties
Series 2021
02/15/2030	5.000%	400,000	501,099
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas, Inc.
Series 2021
08/15/2031	5.000%	300,000	378,436
Collin County Community College District
Limited General Obligation Bonds
Series 2018
08/15/2025	5.000%	410,000	464,404
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	568,498
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Series 2021
02/15/2032	4.000%	350,000	414,468
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2035	4.000%	500,000	581,146
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	279,811
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	100,000	111,784
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	274,559
Total			4,649,185
Utah 0.7%
Central Utah Water Conservancy District
Revenue Bonds
Series 2020D
10/01/2040	4.000%	420,000	487,269
Virginia 1.9%
County of Arlington
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2023	5.000%	450,000	478,865
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	421,871
Series 2020E
07/01/2040	2.300%	585,000	552,937
Total			1,453,673
Washington 3.6%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	268,504
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	431,488
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	217,008
North Thurston Public Schools
Unlimited General Obligation Bonds
Series 2020
12/01/2035	4.000%	500,000	582,980
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	315,963
State of Washington
Unlimited General Obligation Bonds
Series 2019
08/01/2044	5.000%	400,000	485,334

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	347,294
Total			2,648,571
West Virginia 1.4%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	583,225
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	462,576
Total			1,045,801
Wisconsin 1.3%
Public Finance Authority(g)
Revenue Bonds
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
09/30/2051	4.000%	300,000	317,751
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	250,000	283,545
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	100,583
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	299,217
Total			1,001,096
Wyoming 0.6%
University of Wyoming
Revenue Bonds
Series 2021C (AGM)
06/01/2041	4.000%	400,000	459,753
Total Municipal Bonds (Cost $60,408,606)			61,997,259

Money Market Funds 6.9%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(j)	5,105,840	5,105,840
Total Money Market Funds (Cost $5,105,840)		5,105,840
Total Investments in Securities (Cost $72,416,919)		73,985,201
Other Assets & Liabilities, Net		581,907
Net Assets		$74,567,108

At January 31, 2022, securities and/or cash totaling $66,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(19)	03/2022	USD	(2,431,406)	38,874	—
U.S. Treasury 10-Year Note	(25)	03/2022	USD	(3,199,219)	—	(7,103)
Total					38,874	(7,103)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $2,575,179, which represents 3.45% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $204,000, which represents 0.27% of total net assets.
(g)	Income from this security may be subject to alternative minimum tax.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $805,597, which represents 1.08% of total net assets.
(i)	Zero coupon bond.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	6,432,102	—	6,432,102
Floating Rate Notes	—	450,000	—	450,000
Municipal Bonds	—	61,997,259	—	61,997,259
Money Market Funds	5,105,840	—	—	5,105,840
Total Investments in Securities	5,105,840	68,879,361	—	73,985,201
Investments in Derivatives
Asset
Futures Contracts	38,874	—	—	38,874
Liability
Futures Contracts	(7,103)	—	—	(7,103)
Total	5,137,611	68,879,361	—	74,016,972
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	17

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $72,416,919)	$73,985,201
Cash	90,856
Margin deposits on:
Futures contracts	66,000
Receivable for:
Capital shares sold	130,078
Interest	677,434
Expense reimbursement due from Investment Manager	2,146
Prepaid expenses	1,956
Trustees’ deferred compensation plan	42,013
Other assets	65
Total assets	74,995,749
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	148,490
Capital shares purchased	68,533
Distributions to shareholders	125,470
Variation margin for futures contracts	688
Management services fees	2,942
Distribution and/or service fees	413
Transfer agent fees	4,491
Compensation of board members	8,853
Compensation of chief compliance officer	2
Other expenses	26,746
Trustees’ deferred compensation plan	42,013
Total liabilities	428,641
Net assets applicable to outstanding capital stock	$74,567,108
Represented by
Paid in capital	73,372,291
Total distributable earnings (loss)	1,194,817
Total - representing net assets applicable to outstanding capital stock	$74,567,108
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$14,950,824
Shares outstanding	1,435,307
Net asset value per share	$10.42
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.74
Advisor Class
Net assets	$2,614,290
Shares outstanding	250,992
Net asset value per share	$10.42
Class C
Net assets	$1,294,194
Shares outstanding	124,276
Net asset value per share	$10.41
Institutional Class
Net assets	$44,434,599
Shares outstanding	4,265,597
Net asset value per share	$10.42
Institutional 2 Class
Net assets	$3,787,389
Shares outstanding	363,272
Net asset value per share	$10.43
Institutional 3 Class
Net assets	$7,485,812
Shares outstanding	716,127
Net asset value per share	$10.45
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	19

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$69
Interest	924,502
Total income	924,571
Expenses:
Management services fees	173,969
Distribution and/or service fees
Class A	18,842
Class C	7,148
Transfer agent fees
Class A	6,566
Advisor Class	1,159
Class C	623
Institutional Class	18,437
Institutional 2 Class	1,056
Institutional 3 Class	259
Compensation of board members	9,112
Custodian fees	853
Printing and postage fees	5,398
Registration fees	49,689
Audit fees	14,993
Legal fees	5,624
Compensation of chief compliance officer	9
Other	4,715
Total expenses	318,452
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(133,886)
Total net expenses	184,566
Net investment income	740,005
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,092
Futures contracts	13,479
Net realized gain	19,571
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,122,956)
Futures contracts	31,771
Net change in unrealized appreciation (depreciation)	(3,091,185)
Net realized and unrealized loss	(3,071,614)
Net decrease in net assets resulting from operations	$(2,331,609)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$740,005	$1,450,306
Net realized gain	19,571	33,459
Net change in unrealized appreciation (depreciation)	(3,091,185)	734,051
Net increase (decrease) in net assets resulting from operations	(2,331,609)	2,217,816
Distributions to shareholders
Net investment income and net realized gains
Class A	(138,321)	(286,103)
Advisor Class	(27,720)	(47,112)
Class C	(7,777)	(21,380)
Institutional Class	(441,161)	(884,786)
Institutional 2 Class	(37,956)	(71,421)
Institutional 3 Class	(80,230)	(135,066)
Total distributions to shareholders	(733,165)	(1,445,868)
Increase in net assets from capital stock activity	6,349,024	7,480,454
Total increase in net assets	3,284,250	8,252,402
Net assets at beginning of period	71,282,858	63,030,456
Net assets at end of period	$74,567,108	$71,282,858
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	98,311	1,053,501	276,112	2,970,060
Distributions reinvested	9,249	98,557	20,204	216,513
Redemptions	(38,378)	(408,069)	(298,959)	(3,208,079)
Net increase (decrease)	69,182	743,989	(2,643)	(21,506)
Advisor Class
Subscriptions	45,414	485,114	88,294	949,990
Distributions reinvested	2,590	27,607	4,372	46,874
Redemptions	(32,138)	(341,293)	(44,592)	(478,911)
Net increase	15,866	171,428	48,074	517,953
Class C
Subscriptions	9,050	97,189	51,442	549,748
Distributions reinvested	508	5,415	1,522	16,303
Redemptions	(19,347)	(206,250)	(83,018)	(891,596)
Net decrease	(9,789)	(103,646)	(30,054)	(325,545)
Institutional Class
Subscriptions	838,255	8,911,610	1,454,645	15,589,987
Distributions reinvested	30,549	325,584	61,656	660,810
Redemptions	(455,832)	(4,860,819)	(1,053,333)	(11,276,538)
Net increase	412,972	4,376,375	462,968	4,974,259
Institutional 2 Class
Subscriptions	66,253	708,526	49,318	530,169
Distributions reinvested	3,548	37,841	6,634	71,181
Redemptions	(24,858)	(267,200)	(9,151)	(98,319)
Net increase	44,943	479,167	46,801	503,031
Institutional 3 Class
Subscriptions	87,501	938,724	213,261	2,295,089
Distributions reinvested	7,144	76,400	12,047	129,625
Redemptions	(31,114)	(333,413)	(55,063)	(592,452)
Net increase	63,531	681,711	170,245	1,832,262
Total net increase	596,705	6,349,024	695,391	7,480,454
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia U.S. Social Bond Fund | Semiannual Report 2022

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Columbia U.S. Social Bond Fund | Semiannual Report 2022	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$10.86	0.10	(0.44)	(0.34)	(0.10)	—	(0.10)
Year Ended 7/31/2021	$10.75	0.21	0.11	0.32	(0.21)	—	(0.21)
Year Ended 7/31/2020	$10.51	0.25	0.25	0.50	(0.25)	(0.01)	(0.26)
Year Ended 7/31/2019	$10.05	0.27	0.45	0.72	(0.26)	—	(0.26)
Year Ended 7/31/2018	$10.18	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended 7/31/2017	$10.43	0.22	(0.26)	(0.04)	(0.21)	—	(0.21)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$10.86	0.11	(0.44)	(0.33)	(0.11)	—	(0.11)
Year Ended 7/31/2021	$10.75	0.24	0.11	0.35	(0.24)	—	(0.24)
Year Ended 7/31/2020	$10.51	0.28	0.25	0.53	(0.28)	(0.01)	(0.29)
Year Ended 7/31/2019	$10.05	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.28	(0.14)	0.14	(0.27)	—	(0.27)
Year Ended 7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)	—	(0.24)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$10.86	0.06	(0.45)	(0.39)	(0.06)	—	(0.06)
Year Ended 7/31/2021	$10.74	0.13	0.12	0.25	(0.13)	—	(0.13)
Year Ended 7/31/2020	$10.51	0.17	0.24	0.41	(0.17)	(0.01)	(0.18)
Year Ended 7/31/2019	$10.05	0.19	0.46	0.65	(0.19)	—	(0.19)
Year Ended 7/31/2018	$10.17	0.17	(0.12)	0.05	(0.17)	—	(0.17)
Year Ended 7/31/2017	$10.43	0.14	(0.26)	(0.12)	(0.14)	—	(0.14)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$10.86	0.11	(0.44)	(0.33)	(0.11)	—	(0.11)
Year Ended 7/31/2021	$10.75	0.24	0.11	0.35	(0.24)	—	(0.24)
Year Ended 7/31/2020	$10.51	0.28	0.25	0.53	(0.28)	(0.01)	(0.29)
Year Ended 7/31/2019	$10.05	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.27	(0.13)	0.14	(0.27)	—	(0.27)
Year Ended 7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)	—	(0.24)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.87	0.12	(0.45)	(0.33)	(0.11)	—	(0.11)
Year Ended 7/31/2021	$10.76	0.24	0.11	0.35	(0.24)	—	(0.24)
Year Ended 7/31/2020	$10.52	0.28	0.25	0.53	(0.28)	(0.01)	(0.29)
Year Ended 7/31/2019	$10.06	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.27	(0.12)	0.15	(0.27)	—	(0.27)
Year Ended 7/31/2017	$10.43	0.25	(0.26)	(0.01)	(0.24)	—	(0.24)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$10.42	(3.15%)	1.07%(c)	0.70%(c)	1.85%(c)	3%	$14,951
Year Ended 7/31/2021	$10.86	3.03%	1.08%	0.70%	1.98%	13%	$14,841
Year Ended 7/31/2020	$10.75	4.87%	1.12%	0.70%	2.39%	14%	$14,709
Year Ended 7/31/2019	$10.51	7.33%	1.14%	0.70%	2.63%	11%	$11,797
Year Ended 7/31/2018	$10.05	1.10%	1.20%	0.70%	2.40%	21%	$7,030
Year Ended 7/31/2017	$10.18	(0.31%)	1.31%	0.72%	2.12%	20%	$5,184
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$10.42	(3.03%)	0.82%(c)	0.45%(c)	2.10%(c)	3%	$2,614
Year Ended 7/31/2021	$10.86	3.29%	0.83%	0.45%	2.23%	13%	$2,554
Year Ended 7/31/2020	$10.75	5.13%	0.87%	0.45%	2.64%	14%	$2,010
Year Ended 7/31/2019	$10.51	7.60%	0.89%	0.45%	2.86%	11%	$629
Year Ended 7/31/2018	$10.05	1.36%	0.94%	0.45%	2.76%	21%	$86
Year Ended 7/31/2017	$10.18	(0.06%)	1.06%	0.47%	2.38%	20%	$10
Class C
Six Months Ended 1/31/2022 (Unaudited)	$10.41	(3.61%)	1.82%(c)	1.45%(c)	1.10%(c)	3%	$1,294
Year Ended 7/31/2021	$10.86	2.36%	1.83%	1.45%	1.23%	13%	$1,456
Year Ended 7/31/2020	$10.74	3.99%	1.87%	1.45%	1.64%	14%	$1,763
Year Ended 7/31/2019	$10.51	6.53%	1.89%	1.45%	1.88%	11%	$1,803
Year Ended 7/31/2018	$10.05	0.45%	1.95%	1.45%	1.65%	21%	$1,470
Year Ended 7/31/2017	$10.17	(1.16%)	2.05%	1.46%	1.42%	20%	$1,165
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$10.42	(3.03%)	0.82%(c)	0.45%(c)	2.10%(c)	3%	$44,435
Year Ended 7/31/2021	$10.86	3.29%	0.83%	0.45%	2.23%	13%	$41,856
Year Ended 7/31/2020	$10.75	5.13%	0.86%	0.45%	2.64%	14%	$36,426
Year Ended 7/31/2019	$10.51	7.60%	0.90%	0.45%	2.88%	11%	$31,708
Year Ended 7/31/2018	$10.05	1.36%	0.95%	0.45%	2.65%	21%	$36,887
Year Ended 7/31/2017	$10.18	(0.06%)	1.06%	0.47%	2.39%	20%	$34,257
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.43	(3.01%)	0.79%(c)	0.42%(c)	2.13%(c)	3%	$3,787
Year Ended 7/31/2021	$10.87	3.31%	0.80%	0.43%	2.25%	13%	$3,461
Year Ended 7/31/2020	$10.76	5.14%	0.84%	0.44%	2.66%	14%	$2,920
Year Ended 7/31/2019	$10.52	7.60%	0.87%	0.44%	2.89%	11%	$3,018
Year Ended 7/31/2018	$10.06	1.46%	0.93%	0.44%	2.67%	21%	$1,581
Year Ended 7/31/2017	$10.18	(0.05%)	1.10%	0.44%	2.48%	20%	$1,123
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	25

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.90	0.12	(0.45)	(0.33)	(0.12)	—	(0.12)
Year Ended 7/31/2021	$10.78	0.25	0.12	0.37	(0.25)	—	(0.25)
Year Ended 7/31/2020	$10.55	0.28	0.25	0.53	(0.29)	(0.01)	(0.30)
Year Ended 7/31/2019	$10.09	0.30	0.45	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.21	0.27	(0.12)	0.15	(0.27)	—	(0.27)
Year Ended 7/31/2017(d)	$9.94	0.10	0.27(e)	0.37	(0.10)	—	(0.10)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.45	(3.07%)	0.74%(c)	0.37%(c)	2.18%(c)	3%	$7,486
Year Ended 7/31/2021	$10.90	3.46%	0.75%	0.38%	2.30%	13%	$7,115
Year Ended 7/31/2020	$10.78	5.08%	0.79%	0.40%	2.69%	14%	$5,202
Year Ended 7/31/2019	$10.55	7.61%	0.84%	0.42%	2.91%	11%	$3,515
Year Ended 7/31/2018	$10.09	1.49%	0.90%	0.43%	2.72%	21%	$2,420
Year Ended 7/31/2017(d)	$10.21	3.76%	1.02%(c)	0.44%(c)	2.46%(c)	20%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia U.S. Social Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
28	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a
Columbia U.S. Social Bond Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	38,874*

30	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,103*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	13,479

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	31,771
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	2,815,313

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of January 31, 2022, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
32	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia U.S. Social Bond Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	2,703
Class C	—	1.00(b)	100

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2022
Class A	0.70%
Advisor Class	0.45
Class C	1.45
Institutional Class	0.45
Institutional 2 Class	0.42
Institutional 3 Class	0.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
34	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
72,417,000	2,475,000	(875,000)	1,600,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(16,953)	—	(16,953)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,650,111 and $1,894,987, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving
Columbia U.S. Social Bond Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the
36	Columbia U.S. Social Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2022, three unaffiliated shareholders of record owned 44.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
Columbia U.S. Social Bond Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Social impact risk
The Investment Manager’s consideration of social impact may limit the Fund’s investment opportunities and, as a result, the Fund may underperform funds that do not consider social impact or consider it but make different investment decisions based thereon.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
38	Columbia U.S. Social Bond Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia U.S. Social Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR262_07_M01_(03/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	March 24, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	March 24, 2022
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	March 24, 2022